                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09599

                 ----------------------------------------------

                            STATE STREET MASTER FUNDS

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. BOX 5049
                                BOSTON, MA 02206

--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                     Copy to:
Julie A. Tedesco, Vice President and Counsel           Timothy W. Diggins, Esq.
    State Street Bank and Trust Company                   Ropes & Gray LLP
       One Federal Street, 9th Floor                  One International Place
             Boston, MA 02110                          Boston, MA 02110-2624

Registrant's telephone number, including area code:  (617) -662-3968

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                    SHARES         (000)
                                                    ------         -----
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 10.9%
AutoNation, Inc. (a) (f)                              63,600     $    1,086
AutoZone, Inc. (a)                                    20,687          1,598
Bed Bath & Beyond, Inc. (a)                           73,414          2,724
Best Buy Co., Inc.                                    79,721          4,324
Big Lots, Inc. (a)                                    29,538            361
Black & Decker Corp.                                  19,433          1,505
Brunswick Corp.                                       22,629          1,035
Carnival Corp.                                       153,519          7,260
Centex Corp.                                          30,476          1,538
Circuit City Stores, Inc. (f)                         49,439            758
Clear Channel
  Communications, Inc.                               144,165          4,494
Coach, Inc. (a)                                       46,600          1,977
Comcast Corp. (a)                                    546,967         15,446
Cooper Tire & Rubber Co. (f)                          18,637            376
Dana Corp.                                            37,349            661
Darden Restaurants, Inc.                              39,610            924
Delphi Corp. (f)                                     135,267          1,257
Dillard's, Inc. Class A (f)                           19,953            394
Dollar General Corp. (f)                              81,015          1,632
Dow Jones & Co., Inc. (f)                             20,626            838
Eastman Kodak Co. (f)                                 70,437          2,269
eBay, Inc. (a)                                       160,360         14,743
Family Dollar Stores, Inc. (f)                        41,968          1,137
Federated Department Stores, Inc.                     43,476          1,975
Ford Motor Co. (f)                                   443,955          6,238
Fortune Brands, Inc.                                  35,466          2,628
Gannett Co., Inc.                                     66,038          5,531
Gap, Inc.                                            217,930          4,075
General Motors Corp. (f)                             136,873          5,814
Genuine Parts Co.                                     42,493          1,631
Goodyear Tire & Rubber Co. (a) (f)                    44,442            477
Harley-Davidson, Inc.                                 71,438          4,246
Harrah's Entertainment, Inc. (f)                      27,933          1,480
Hasbro, Inc. (f)                                      43,987            827
Hilton Hotels Corp.                                   94,243          1,775
Home Depot, Inc.                                     536,457         21,029
International Game Technology                         85,752          3,083
Interpublic Group of Cos., Inc. (a)                  102,377          1,084
JC Penney & Co., Inc.                                 68,988          2,434
Johnson Controls, Inc.                                46,496          2,641
Jones Apparel Group, Inc.                             31,079          1,113
KB HOME (f)                                           11,631            983
Knight-Ridder, Inc.                                   19,491          1,276
Kohl's Corp. (a)                                      82,510          3,976
Leggett & Platt, Inc.                                 46,354          1,302
Limited Brands                                       115,356          2,571
Liz Claiborne, Inc.                                   27,641          1,043
Lowe's Cos., Inc.                                    191,723         10,420
Marriot International, Inc.
  Class A                                             54,939          2,855
Mattel, Inc.                                         104,845          1,901
May Department Stores Co.                             70,467          1,806
Maytag Corp. (f)                                      19,829            364
McDonald's Corp.                                     307,053          8,607
McGraw-Hill, Inc.                                     46,413          3,699
Meredith Corp.                                        12,647            650
New York Times Co. Class A                            35,745          1,398
Newell Rubbermaid, Inc. (f)                           67,021          1,343
NIKE, Inc. Class B                                    63,913          5,036
Nordstrom, Inc.                                       33,438          1,279
Office Depot, Inc. (a)                                76,570          1,151
Omnicom Group, Inc.                                   46,217          3,377
Pulte Homes, Inc.                                     31,136          1,911
Radioshack Corp.                                      38,253          1,096
Reebok International, Ltd. (f)                        14,871            546
Reynolds American, Inc. (f)                           36,840          2,507
Sears Roebuck & Co. (f)                               52,254          2,082
Sherwin-Williams Co.                                  35,570          1,564
Snap-On, Inc.                                         14,748            406
Stanley Works (f)                                     20,232            860
Staples, Inc.                                        121,650          3,628
Starbucks Corp. (a)                                   95,926          4,361
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                             50,512          2,345
Target Corp.                                         222,757         10,080
Tiffany & Co.                                         35,368          1,087
Time Warner, Inc. (a)                              1,112,147         17,950
TJX Cos., Inc.                                       120,313          2,652
Toys "R" Us, Inc. (a) (f)                             54,169            961
Tribune Co.                                           79,855          3,286
Univision Communications, Inc.
  Class A (a)                                         79,518          2,514
V.F. Corp.                                            27,288          1,349
Viacom, Inc. Class B                                 422,589         14,182
Visteon Corp. (f)                                     31,253            250
Walt Disney Co.                                      500,573         11,288
Wendy's International, Inc. (f)                       28,567            960
Whirlpool Corp.                                       16,866          1,013
Yum! Brands, Inc.                                     70,222          2,855
                                                                 ----------
                                                                    283,188
                                                                 ----------
CONSUMER STAPLES - 10.3%
Adolph Coors Co. Class B (f)                           9,244            628
Alberto Culver Co. Class B                            22,258            968
Albertson's, Inc. (f)                                 89,913          2,152
Altria Group, Inc.                                   500,164         23,528
Anheuser-Busch Cos., Inc.                            196,167          9,798
Archer-Daniels-Midland Co.                           159,767          2,713
Avon Products, Inc.                                  114,348          4,995
Brown-Forman Corp. Class B                            29,382          1,346
Campbell Soup Co.                                    100,983          2,655
Clorox Co.                                            52,110          2,777
Coca-Cola Co.                                        594,135         23,795
Coca-Cola Enterprises, Inc.                          114,000          2,155
Colgate-Palmolive Co.                                129,035          5,830
ConAgra Foods, Inc.                                  129,146          3,320
Costco Wholesale Corp.                               111,151          4,619
CVS Corp.                                             97,592          4,112
General Mills, Inc.                                   91,464          4,107
Gillette Co.                                         244,744         10,216
H.J. Heinz Co.                                        85,520          3,080
Hershey Foods Corp.                                   60,208          2,812

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                     ------        -----
CONSUMER STAPLES - (CONTINUED)
Kellogg Co.                                          100,229     $    4,276
Kimberly-Clark Corp.                                 121,664          7,858
Kroger Co. (a)                                       181,522          2,817
McCormick & Co., Inc. (f)                             33,800          1,161
Pepsi Bottling Group, Inc.                            62,153          1,687
PepsiCo, Inc.                                        413,910         20,137
Procter & Gamble Co.                                 621,222         33,620
Safeway, Inc. (a)                                    109,493          2,114
Sara Lee Corp.                                       193,217          4,417
SuperValu, Inc.                                       33,960            936
Sysco Corp. (f)                                      154,881          4,634
UST Corp.                                             40,947          1,648
Wal-Mart Stores, Inc.                              1,036,728         55,154
Walgreen Co.                                         249,910          8,954
Winn-Dixie Stores, Inc. (f)                           38,510            119
Wrigley Wm., Jr. Co.                                  55,216          3,496
                                                                 ----------
                                                                    268,634
                                                                 ----------
ENERGY - 7.0%
Amerada Hess Corp. (f)                                21,802          1,940
Anadarko Petroleum Corp.                              61,254          4,065
Apache Corp.                                          79,930          4,005
Ashland, Inc.                                         17,080            958
Baker Hughes, Inc.                                    80,880          3,536
BJ Services Co.                                       38,955          2,042
Burlington Resources, Inc.                            96,456          3,935
ChevronTexaco Corp.                                  521,994         28,000
ConocoPhillips                                       167,241         13,856
Devon Energy Corp.                                    58,661          4,166
EOG Resources, Inc.                                   28,684          1,889
ExxonMobil Corp.                                   1,589,702         76,830
Halliburton Co.                                      107,986          3,638
Kerr-McGee Corp.                                      36,236          2,075
Marathon Oil Corp.                                    84,434          3,485
Nabors Industries, Ltd. (a)                           36,515          1,729
Noble Corp. (a)                                       33,123          1,489
Occidental Petroleum Corp.                            94,723          5,298
Rowan Cos., Inc. (a) (f)                              26,139            690
Schlumberger, Ltd.                                   143,707          9,673
Sunoco, Inc. (f)                                      18,228          1,348
Transocean, Inc. (a) (f)                              79,095          2,830
Unocal Corp.                                          64,988          2,794
Valero Energy Corp.                                   31,200          2,503
                                                                 ----------
                                                                    182,774
                                                                 ----------
FINANCIALS - 20.2%
ACE, Ltd.                                             69,255          2,774
AFLAC, Inc.                                          124,316          4,874
Allstate Corp.                                       170,507          8,183
Ambac Financial Group, Inc.                           26,447          2,114
American Express Co.                                 311,673         16,039
American International
  Group, Inc.                                        636,183         43,254
AmSouth Bancorp (f)                                   86,819          2,118
AON Corp.                                             76,323          2,194
Apartment Investment &
  Management Co. Class A                              23,800            828
Bank of America Corp.                                994,600         43,096
Bank of New York Co., Inc.                           188,479          5,498
BB&T Corp. (f)                                       135,918          5,395
Bear Stearns Cos., Inc.                               25,799          2,481
Capital One Financial Corp.                           58,615          4,332
Charles Schwab Corp.                                 335,393          3,082
Chubb Corp.                                           46,339          3,257
Cincinnati Financial Corp.                            41,600          1,715
Citigroup, Inc.                                    1,265,871         55,850
Comerica, Inc.                                        42,332          2,512
Countrywide Financial Corp.                          136,486          5,376
E*Trade Financial Corp. (a)                           89,800          1,026
Equity Office Properties Trust                        97,941          2,669
Equity Residential                                    68,807          2,133
Fannie Mae (f)                                       236,329         14,983
Federal Home Loan
  Mortgage Corp.                                     167,946         10,957
Federated Investors, Inc.
  Class B                                             27,400            779
Fifth Third Bancorp                                  136,500          6,719
First Horizon National Corp. (f)                      30,917          1,341
Franklin Resources, Inc.                              60,744          3,387
Golden West Financial Corp.                           36,911          4,095
Goldman Sachs Group, Inc.                            117,700         10,974
Hartford Financial Services
  Group, Inc.                                         70,688          4,378
Huntington Bancshares, Inc. (f)                       55,454          1,381
J.P. Morgan Chase & Co.                              869,119         34,530
Janus Capital Group, Inc. (f)                         60,619            825
Jefferson-Pilot Corp.                                 34,360          1,706
KeyCorp                                               99,809          3,154
Lehman Brothers Holdings, Inc.                        67,118          5,351
Lincoln National Corp.                                44,031          2,070
Loews Corp.                                           45,014          2,633
M & T Bank Corp.                                      29,000          2,775
Marsh & McLennan Cos., Inc.                          126,836          5,804
Marshall & Ilsley Corp.                               53,792          2,168
MBIA, Inc.                                            35,658          2,076
MBNA Corp.                                           310,002          7,812
Mellon Financial Corp.                               103,223          2,858
Merrill Lynch & Co., Inc.                            229,527         11,412
MetLife, Inc.                                        183,307          7,085
MGIC Investment Corp. (f)                             24,362          1,621
Moody's Corp. (f)                                     36,865          2,700
Morgan Stanley                                       268,143         13,219
National City Corp. (f)                              164,291          6,345
North Fork Bancorp, Inc. (f)                          76,190          3,387
Northern Trust Corp.                                  53,840          2,197
Plum Creek Timber Co., Inc.                           44,280          1,551
PNC Financial Services
  Group, Inc.                                         68,947          3,730
Principal Financial Group, Inc.                       78,050          2,808
Progressive Corp.                                     53,147          4,504
ProLogis                                              44,600          1,572
Providian Financial Corp. (a)                         71,573          1,112
Prudential Financial, Inc.                           127,500          5,998
Regions Financial Corp.                              112,709          3,726

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                    SHARES         (000)
                                                   ---------     ----------
FINANCIALS - (CONTINUED)
SAFECO Corp. (f)                                      33,864     $    1,546
Simon Property Group, Inc.                            50,463          2,706
SLM Corp.                                            107,342          4,787
SouthTrust Corp.                                      81,079          3,378
Sovereign Bancorp, Inc.                               83,800          1,829
St. Paul Travelers Cos., Inc.                        161,625          5,343
State Street Corp. (g)                                82,525          3,525
SunTrust Banks, Inc. (f)                              87,572          6,166
Synovus Financial Corp.                               74,604          1,951
T. Rowe Price Group, Inc. (f)                         31,490          1,604
Torchmark Corp. (f)                                   27,376          1,456
U.S. Bancorp                                         462,261         13,359
UnumProvident Corp. (f)                               72,835          1,143
Wachovia Corp.                                       320,726         15,058
Washington Mutual, Inc.                              209,913          8,203
Wells Fargo Co.                                      411,611         24,544
XL Capital, Ltd. Class A                              33,932          2,511
Zions Bancorp                                         21,919          1,338
                                                                 ----------
                                                                    526,970
                                                                 ----------
HEALTH CARE - 12.6%
Abbott Laboratories                                  380,467         16,116
Aetna, Inc.                                           37,032          3,701
Allergan, Inc.                                        32,291          2,343
AmerisourceBergen Corp. (f)                           27,116          1,456
Amgen, Inc. (a)                                      310,175         17,581
Anthem, Inc. (a) (f)                                  34,100          2,975
Applera Corp. - Applied
  Biosystems Group (f)                                50,167            947
Bausch & Lomb, Inc.                                   13,225            879
Baxter International, Inc.                           148,426          4,773
Becton, Dickinson & Co.                               61,529          3,181
Biogen Idec, Inc. (a)                                 82,273          5,033
Biomet, Inc.                                          61,741          2,894
Boston Scientific Corp. (a)                          203,696          8,093
Bristol-Myers Squibb Co.                             474,217         11,225
C.R. Bard, Inc.                                       25,194          1,427
Cardinal Health, Inc.                                104,266          4,564
Caremark Rx, Inc. (a)                                111,808          3,586
Chiron Corp. (a)                                      45,844          2,026
CIGNA Corp.                                           34,589          2,408
Eli Lilly & Co.                                      275,497         16,543
Express Scripts, Inc. (a) (f)                         19,100          1,248
Forest Laboratories, Inc. (a)                         89,406          4,021
Genzyme Corp. (a)                                     55,005          2,993
Gilead Sciences, Inc. (a)                            105,400          3,940
Guidant Corp.                                         75,964          5,017
HCA, Inc.                                            117,559          4,485
Health Management Associates,
  Inc. Class A                                        60,598          1,238
Hospira, Inc. (a)                                     38,336          1,173
Humana, Inc. (a)                                      40,925            818
IMS Health, Inc.                                      56,781          1,358
Johnson & Johnson                                    724,046         40,785
King Pharmaceuticals, Inc. (a)                        60,932            727
Manor Care, Inc.                                      21,851            655
McKesson Corp.                                        72,031          1,847
Medco Health Solutions, Inc. (a)                      65,672          2,029
MedImmune, Inc. (a)                                   61,165          1,450
Medtronic, Inc.                                      295,702         15,347
Merck & Co., Inc.                                    542,003         17,886
Millipore Corp. (a)                                   11,928            571
Mylan Laboratories Inc. (f)                           65,600          1,181
Pfizer, Inc.                                       1,845,074         56,459
Quest Diagnostics Inc.                                25,400          2,241
Schering-Plough Corp.                                356,924          6,803
St. Jude Medical, Inc. (a)                            43,097          3,244
Stryker Corp.                                         97,808          4,703
Tenet Healthcare Corp. (a)                           112,409          1,213
UnitedHealth Group, Inc.                             162,884         12,011
Watson Pharmaceuticals, Inc. (a)                      26,503            781
WellPoint Health Networks, Inc. (a)                   37,589          3,950
Wyeth                                                325,231         12,164
Zimmer Holdings, Inc. (a)                             59,620          4,712
                                                                 ----------
                                                                    328,801
                                                                 ----------
INDUSTRIALS - 11.3%
3M Co.                                               190,784         15,257
Allied Waste Industries, Inc. (a) (f)                 77,967            690
American Power
  Conversion Corp.                                    50,067            871
American Standard Cos., Inc. (a)                      52,021          2,024
Apollo Group, Inc. (a)                                47,375          3,476
Avery Dennison Corp.                                  27,070          1,781
Boeing Co.                                           205,645         10,615
Burlington Northern
  Santa Fe Corp.                                      91,150          3,492
Caterpillar, Inc.                                     82,885          6,668
Cendant Corp.                                        257,922          5,571
Cintas Corp.                                          41,482          1,744
Cooper Industries, Ltd.                               22,421          1,323
Crane Co. (f)                                         15,002            434
CSX Corp.                                             52,824          1,754
Cummins, Inc. (f)                                     10,673            789
Danaher Corp.                                         74,426          3,817
Deere & Co.                                           60,741          3,921
Delta Air Lines, Inc. (a) (f)                         31,293            103
Deluxe Corp. (f)                                      12,720            522
Dover Corp.                                           50,213          1,952
Eaton Corp.                                           36,478          2,313
Emerson Electric Co.                                 102,335          6,333
Equifax, Inc.                                         34,069            898
FedEx Corp.                                           72,446          6,208
Fluor Corp. (f)                                       20,406            908
General Dynamics Corp.                                48,206          4,922
General Electric Co. (e)                           2,580,023         86,637
Goodrich Co. (f)                                      29,755            933
H&R Block, Inc. (f)                                   42,310          2,091
Honeywell International, Inc.                        208,342          7,471
Illinois Tool Works, Inc.                             73,864          6,882
Ingersoll-Rand Co. Class A                            42,150          2,865
ITT Industries, Inc.                                  22,602          1,808
Lockheed Martin Corp.                                108,771          6,067
Masco Corp.                                          107,074          3,697
Monster Worldwide, Inc. (a)                           28,492            702

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                    VALUE
                                                    SHARES          (000)
                                                    ------          -----
INDUSTRIALS - (CONTINUED)
Navistar International
  Corp. (a) (f)                                       17,380     $      646
Norfolk Southern Corp.                                95,861          2,851
Northrop Grumman Corp.                                86,978          4,639
PACCAR, Inc.                                          43,070          2,977
Pall Corp.                                            31,474            770
Parker-Hannifin Corp.                                 29,023          1,708
Pitney Bowes, Inc.                                    56,039          2,471
Power-One, Inc. (a) (f)                               21,100            137
R.R. Donnelley & Sons Co.                             53,260          1,668
Raytheon Co.                                         108,314          4,114
Robert Half International, Inc.                       42,214          1,088
Rockwell Automation, Inc.                             44,720          1,731
Rockwell Collins, Inc.                                43,319          1,609
Ryder Systems, Inc. (f)                               15,780            742
Southwest Airlines Co.                               194,140          2,644
Textron, Inc.                                         33,675          2,164
Tyco International, Ltd.                             489,148         14,997
Union Pacific Corp.                                   63,340          3,712
United Parcel Service, Inc.
  Class B                                            274,900         20,870
United Technologies Corp.                            125,357         11,706
W.W. Grainger, Inc.                                   22,309          1,286
Waste Management, Inc.                               140,379          3,838
                                                                 ----------
                                                                    295,907
                                                                 ----------
INFORMATION TECHNOLOGY - 15.5%
ADC Telecommunications,
  Inc. (a) (f)                                       211,127            382
Adobe Systems, Inc.                                   58,371          2,888
Advanced Micro
  Devices, Inc. (a) (f)                               87,384          1,136
Affiliated Computer
  Services, Inc. (a) (f)                              33,300          1,854
Agilent Technologies, Inc. (a)                       118,327          2,552
Altera Corp. (a)                                      90,478          1,771
Analog Devices, Inc.                                  91,361          3,543
Andrew Corp. (a) (f)                                  38,827            475
Apple Computer, Inc. (a)                              92,946          3,602
Applied Materials, Inc. (a)                          408,761          6,740
Applied Micro Circuits
  Corp. (a) (f)                                       77,142            241
Autodesk, Inc.                                        28,215          1,372
Automatic Data Processing, Inc.                      143,138          5,914
Avaya, Inc. (a)                                      110,415          1,539
BMC Software, Inc. (a)                                52,736            834
Broadcom Corp. (a)                                    76,246          2,081
CIENA Corp. (a)                                      142,888            283
Cisco Systems, Inc. (a)                            1,649,159         29,850
Citrix Systems, Inc. (a)                              41,653            730
Computer Associates
  International, Inc.                                142,144          3,738
Computer Sciences Corp. (a)                           46,082          2,170
Compuware Corp. (a)                                   95,257            491
Comverse Technology, Inc. (a)                         47,238            890
Convergys Corp. (a)                                   36,005            484
Corning, Inc. (a)                                    334,985          3,712
Dell, Inc. (a)                                       610,091         21,719
Electronic Arts, Inc. (a)                             74,000          3,403
Electronic Data Systems
  Corp. (f)                                          125,886          2,441
EMC Corp. (a)                                        592,541          6,838
First Data Corp.                                     209,504          9,113
Fiserv, Inc. (a)                                      47,647          1,661
Fisher Scientific
  International, Inc. (a)                             28,000          1,633
Gateway, Inc. (a) (f)                                 93,965            465
Hewlett-Packard Co.                                  743,819         13,947
Intel Corp.                                        1,567,603         31,446
International Business
  Machines Corp.                                     409,318         35,095
Intuit, Inc. (a)                                      47,051          2,136
Jabil Circuit, Inc. (a)                               49,313          1,134
JDS Uniphase Corp. (a) (f)                           353,919          1,193
KLA-Tencor Corp. (a)                                  48,164          1,998
Lexmark International Group,
  Inc. Class A (a)                                    31,502          2,646
Linear Technology Corp.                               75,675          2,742
LSI Logic Corp. (a) (f)                               96,135            414
Lucent Technologies, Inc. (a) (f)                  1,053,172          3,339
Maxim Integrated Products, Inc.                       79,156          3,348
Mercury Interactive Corp. (a)                         22,148            773
Micron Technology, Inc. (a) (f)                      150,032          1,805
Microsoft Corp. (e)                                2,656,804         73,461
Molex, Inc. (f)                                       45,510          1,357
Motorola, Inc.                                       571,798         10,315
National Semiconductor Corp.                          89,418          1,385
NCR Corp. (a)                                         22,792          1,130
Network Appliance, Inc. (a)                           85,267          1,961
Novell, Inc. (a)                                      93,442            590
Novellus Systems, Inc. (a)                            36,669            975
NVIDIA Corp. (a) (f)                                  39,751            577
Oracle Corp. (a)                                   1,267,138         14,293
Parametric Technology
  Corp. (a) (f)                                       63,641            336
Paychex, Inc.                                         91,727          2,766
PeopleSoft, Inc. (a)                                  88,323          1,753
PerkinElmer, Inc.                                     32,157            554
PMC-Sierra, Inc. (a) (f)                              41,124            362
QLogic Corp. (a) (f)                                  23,845            706
QUALCOMM, Inc.                                       395,278         15,432
Sabre Holdings Corp. Class A (f)                      34,324            842
Sanmina-SCI Corp. (a)                                127,858            901
Scientific-Atlanta, Inc.                              38,368            995
Siebel Systems, Inc. (a)                             125,358            945
Solectron Corp. (a)                                  238,314          1,180
Sun Microsystems, Inc. (a) (f)                       817,388          3,302
SunGard Data Systems, Inc. (a)                        72,050          1,713
Symantec Corp. (a)                                    76,600          4,204
Symbol Technologies, Inc.                             58,485            739
Tektronix, Inc.                                       21,029            699
Tellabs, Inc. (a) (f)                                104,775            963
Teradyne, Inc. (a) (f)                                48,392            648
Texas Instruments, Inc.                              422,203          8,984
Thermo Electron Corp. (a)                             41,129          1,111
Unisys Corp. (a)                                      83,479            862

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------     ----------
INFORMATION TECHNOLOGY - (CONTINUED)
VERITAS Software Corp. (a)                           104,683     $    1,863
Waters Corp. (a)                                      29,357          1,295
Xerox Corp. (a) (f)                                  196,242          2,763
Xilinx, Inc.                                          85,504          2,309
Yahoo!, Inc. (a)                                     328,480         11,139
                                                                    -------
                                                                    403,971
                                                                    -------
MATERIALS - 3.1%
Air Products & Chemicals, Inc.                        55,889          3,039
Alcoa, Inc.                                          210,846          7,082
Allegheny Technologies, Inc. (f)                      22,329            408
Ball Corp.                                            27,670          1,036
Bemis Co., Inc.                                       26,928            716
Boise Cascade Corp.                                   21,519            716
Dow Chemical Co.                                     228,299         10,315
E.I. Du Pont de Nemours & Co.                        243,939         10,441
Eastman Chemical Co.                                  18,962            902
Ecolab, Inc.                                          63,626          2,000
Engelhard Corp.                                       29,830            846
Freeport-McMoRan Copper &
  Gold, Inc. Class B                                  43,114          1,746
Georgia-Pacific Group                                 62,740          2,255
Great Lakes Chemical Corp. (f)                        12,803            328
Hercules, Inc. (a)                                    28,098            400
International Flavors &
  Fragrances, Inc.                                    23,704            905
International Paper Co.                              117,556          4,750
Louisiana-Pacific Corp. (f)                           26,459            687
MeadWestvaco Corp.                                    48,688          1,553
Monsanto Co.                                          64,446          2,347
Newmont Mining Corp.                                 108,142          4,924
Nucor Corp. (f)                                       19,102          1,745
Pactiv Corp. (a)                                      36,164            841
Phelps Dodge Corp. (f)                                22,605          2,080
PPG Industries, Inc.                                  42,190          2,585
Praxair, Inc.                                         79,820          3,412
Rohm & Haas Co.                                       55,096          2,367
Sealed Air Corp. (a)                                  20,836            966
Sigma-Aldrich Corp.                                   16,993            986
Temple-Inland, Inc.                                   13,714            921
United States Steel Corp.                             27,702          1,042
Vulcan Materials Co. (f)                              25,496          1,299
Weyerhaeuser Co.                                      58,924          3,917
Worthington Industries, Inc. (f)                      21,829            466
                                                                 ----------
                                                                     80,023
                                                                 ----------
TELECOMMUNICATION SERVICES -3.6%
ALLTEL Corp.                                          75,098          4,124
AT&T Corp. (f)                                       195,147          2,794
AT&T Wireless Services, Inc. (a)                     665,238          9,832
BellSouth Corp.                                      447,428         12,134
CenturyTel, Inc.                                      34,508          1,182
Citizens Communications Co.                           79,877          1,070
Nextel Communications, Inc.
  Class A (a)                                        269,036          6,414
Qwest Communications
  International, Inc. (a)                            442,622          1,474
SBC Communications, Inc.                             807,804         20,962
Sprint Corp. (Fon Group)                             354,923          7,145
Verizon Communications, Inc.                         675,698         26,609
                                                                 ----------
                                                                     93,740
                                                                 ----------
UTILITIES - 3.0%
AES Corp. (a)                                        153,414          1,533
Allegheny Energy, Inc. (a) (f)                        31,899            509
Ameren Corp.                                          47,142          2,176
American Electric Power Co., Inc.                     96,054          3,070
Calpine Corp. (a) (f)                                104,452            303
CenterPoint Energy, Inc. (f)                          77,193            800
Cinergy Corp. (f)                                     43,558          1,725
CMS Energy Corp. (a) (f)                              38,505            367
Consolidated Edison, Inc.                             59,222          2,490
Constellation Energy Group, Inc.                      40,903          1,630
Dominion Resources, Inc. (f)                          79,087          5,160
DTE Energy Co. (f)                                    42,546          1,795
Duke Energy Corp.                                    221,577          5,072
Dynegy Inc. Class A (a) (f)                           94,930            474
Edison International (f)                              80,062          2,122
El Paso Corp. (f)                                    157,494          1,447
Entergy Corp.                                         56,343          3,415
Exelon Corp.                                         160,178          5,877
FirstEnergy Corp.                                     81,012          3,328
FPL Group, Inc.                                       45,389          3,101
KeySpan Corp. (f)                                     38,706          1,517
Kinder Morgan, Inc.                                   30,038          1,887
Nicor, Inc. (f)                                       11,213            412
NiSource, Inc.                                        64,767          1,361
Peoples Energy Corp. (f)                               9,331            389
PG&E Corp. (a)                                       101,723          3,092
Pinnacle West Capital Corp.                           23,081            958
PPL Corp.                                             46,068          2,173
Progress Energy, Inc.                                 60,608          2,566
Public Service Enterprise
  Group, Inc.                                         58,022          2,472
Sempra Energy                                         56,189          2,033
Southern Co. (f)                                     178,658          5,356
TECO Energy, Inc. (f)                                 47,476            642
TXU Corp.                                             74,248          3,558
Williams Cos., Inc. (f)                              127,137          1,538
Xcel Energy, Inc. (f)                                 96,597          1,673
                                                                 ----------
                                                                     78,021
                                                                 ----------
TOTAL COMMON STOCKS
(cost $2,142,778,215)                                             2,542,029
                                                                 ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                      PAR          MARKET
                                                    AMOUNT         VALUE
                                                     (000)         (000)
                                                     -----         -----
U.S. GOVERNMENT SECURITIES - 0.1%
United States Treasury Bill (b) (c)
  1.60% due 12/09/04                              $    3,824     $    3,812
                                                                 ----------
TOTAL U.S. GOVERNMENT SECURITIES
(cost $3,812,273)                                                     3,812
                                                                 ----------

                                                    Shares
                                                     (000)
                                                     -----
SHORT TERM INVESTMENTS - 7.5%
AIM Short Term Investment
  Prime Portfolio                                     61,856         61,856
Federated Money Market
  Obligations Trust                                      485            485
State Street Navigator Securities
  Lending Prime Portfolio (d) (g)                    131,919        131,919
                                                                 ----------
TOTAL SHORT TERM INVESTMENTS
(cost $194,260,045)                                                 194,260
                                                                 ----------
TOTAL INVESTMENTS - 105.1%
(identified cost
$2,340,850,533) (h) (i)                                           2,740,101
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (5.1)%                                            (131,904)
                                                                 ----------
NET ASSETS - 100%                                                $2,608,197
                                                                 ==========

(a)      Non-income producing security.

(b) Security held as collateral in relation to initial margin requirements on futures contracts.

(c)      Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

(e) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f) All or a portion of these securities were on loan at September 30, 2004.

(g)      Affiliated Issuer. See table below for more information.

                                    Number of    Shares Purchased        Shares Sold       Number of
 Security                          Shares held  For the Nine months  For the Nine months  Shares held
Description                        at 12/31/03    Ended 09/30/04      Ended 09/30/04      at 09/30/04
-----------                        -----------  ------------------- --------------------  -----------
State Street Corp.                      84,525            3,400                5,400           82,525
State Street Navigator Securities
Lending Prime Portfolio             71,146,646      654,123,865          593,351,707      131,918,804

                                                         Realized Gain on
                                      Income Earned     shares sold during
 Security                          For the Nine months   the Nine months
Description                          Ended 09/30/04       ended 09/30/04
-----------                        -------------------  ------------------
State Street Corp.                 $            38,614  $           36,840
State Street Navigator Securities
Lending Prime Portfolio            $            58,379                   -

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2004 was $616,535,930 and $217,285,521, respectively, resulting in net unrealized appreciation of investments of $399,250,409.

(i) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

                                                    Number       Unrealized
                                                      of        Depreciation
                                                   Contracts       (000)
                                                   ---------    ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  date 12/2004                                           229     $   (1,055)
                                                                 ----------
Total unrealized depreciation
  on open futures contracts
  purchased                                                      $   (1,055)
                                                                 ==========



For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
COMMON STOCKS -- 96.0%
AUSTRALIA -- 4.6%
Alumina, Ltd.                                          9,562     $   39,114
Amcor, Ltd.                                            7,382         38,579
AMP, Ltd.                                             14,834         67,265
Ansell, Ltd. (d)                                       1,323          8,512
Aristocrat Leisure, Ltd. (d)                           2,448         13,809
Australia & New Zealand
  Banking Group, Ltd.                                 14,899        206,257
Australia Gas Light Co., Ltd.                          3,497         33,980
Australian Stock
  Exchange, Ltd.                                         809          9,598
AXA Asia Pacific
  Holdings, Ltd.                                       6,406         18,511
BHP Billiton, Ltd.                                    30,521        319,003
BlueScope Steel, Ltd.                                  6,039         38,241
Boral, Ltd.                                            4,984         24,997
Brambles Industries, Ltd. (d)                          7,963         41,035
Centro Properties Group                                5,506         18,515
CFS Gandel Retail Trust                                   37             41
CFS Gandel Retail Trust Unit                          10,955         12,359
Coca-Cola Amatil, Ltd.                                 3,446         17,607
Cochlear, Ltd.                                           421          7,308
Coles Myer, Ltd.                                       8,818         60,010
Commonwealth Bank of
  Australia                                           10,414        228,835
Commonwealth Property
  Office Fund (d)                                     10,336          9,253
Computershare, Ltd.                                    3,431         10,164
CSL, Ltd. (d)                                          1,623         33,549
CSR, Ltd.                                              7,488         13,353
Deutsche Office Trust                                  9,100          7,749
Foster's Group, Ltd.                                  16,187         55,728
Futuris Corp., Ltd.                                    4,399          6,083
General Property Trust                                16,586         44,546
Harvey Norman Holdings, Ltd.                           4,185          8,986
Iluka Resources, Ltd.                                  1,845          6,526
ING Industrial Fund (d)                                5,847          8,341
Insurance Australia Group, Ltd.                       12,997         49,191
Investa Property Group                                13,920         20,263
James Hardie Industries NV                             4,370         18,321
John Fairfax Holdings, Ltd.                            6,751         18,230
Leighton Holdings, Ltd. (d)                            1,080          7,531
Lend Lease Corp., Ltd. (d)                             2,803         23,299
Lion Nathan, Ltd.                                      2,329         12,510
Macquarie Bank, Ltd.                                   1,775         46,923
Macquarie Goodman
  Industrial Trust                                    12,237         16,032
Macquarie Infrastructure
  Group                                               15,012         40,865
Mayne Group, Ltd.                                      4,806         13,816
Mirvac Group                                           5,266         16,673
National Australia Bank, Ltd. (d)                     12,250        240,558
Newcrest Mining, Ltd.                                  2,503         27,673
News Corp., Ltd. (d)                                  10,932         90,788
OneSteel, Ltd.                                         4,350          9,625
Orica, Ltd.                                            2,132         26,846
Origin Energy, Ltd.                                    5,097         22,519
Pacific Brands Ltd.                                    4,597          9,669
PaperlinX, Ltd.                                        3,623         14,055
Patrick Corp., Ltd.                                    4,778         19,649
Perpetual Trustees Australia Ltd.                        348         12,692
Publishing &
  Broadcasting, Ltd. (d)                               1,045         10,420
QBE Insurance Group, Ltd. (d)                          5,423         51,707
Rinker Group, Ltd.                                     7,763         48,762
Rio Tinto, Ltd. (d)                                    2,506         69,245
Santos, Ltd.                                           4,452         23,817
Sonic Healthcare, Ltd.                                 1,855         13,434
Southcorp, Ltd. (a)                                    5,016         12,304
Stockland                                             10,003         41,427
Stockland New                                              6             25
Stockland Trust Group                                     17             69
Suncorp-Metway, Ltd.                                   4,408         49,088
TABCORP Holdings, Ltd.                                 4,157         46,142
Telstra Corp., Ltd. (d)                               17,269         58,447
Toll Holdings, Ltd.                                    1,759         14,813
Transurban Group                                       3,799         15,015
Wesfarmers, Ltd.                                       3,026         70,479
Westfield Group (a) (d)                               11,435        126,592
Westpac Banking Corp.                                 14,457        186,564
WMC Resorces, Ltd.                                     9,862         38,474
Woodside Petroleum, Ltd.                               3,768         53,480
Woolworths, Ltd.                                       8,172         81,012
                                                                 ----------
                                                                  3,176,898
                                                                 ----------
AUSTRIA -- 0.3%
Bank Austria
  Creditanstalt                                          367         26,061
Bohler-Uddeholm AG                                        65          6,009
Erste Bank der
  Oesterreichischen
  Sparkassen AG                                        1,196         49,826
Flughafen Wien AG                                         88          5,362
Immofinanz Immobilien
  Anlagen AG (a)                                       2,390         19,854
Mayr-Melnhof Karton AG                                    35          4,919
OMV AG                                                   135         31,143
RHI AG (a)                                               150          3,320
Telekom Austria AG                                     2,746         38,520
VA Technologie AG (a)                                    113          6,675
Verbund Oesterreichische
  Elektrizitaetswirtschafts AG                            62         10,825
Voestalpine AG                                           258         14,644
Wienerberger AG                                          555         20,844
                                                                 ----------
                                                                    238,002
                                                                 ----------
BELGIUM -- 1.3%
Agfa Gevaert NV (d)                                      870         25,263
Barco NV (d)                                              93          8,003
Bekaert SA                                               154          9,624
Belgacom SA (a)                                        1,392         49,925
Cofinimmo                                                 41          5,838
Colruyt NV                                               150         21,079
Compagnie Maritime Belge SA (d)                           28          4,861
Delhaize Group (d)                                       593         37,721
Dexia (d)                                              5,530        103,432
Electrabel SA (d)                                        246         88,504
Fortis                                                10,456        249,139
Groupe Bruxelles Lambert SA (d)                          621         43,363
Interbrew SA (d)                                       1,545         51,569

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
BELGIUM -- (CONTINUED)
KBC Banassurance Holding NV (d)                          975     $   63,536
Mobistar SA (a)                                          255         18,234
Omega Pharma SA (d)                                      223         10,915
S.A. D'Ieteren NV (d)                                     23          4,262
Solvay SA                                                569         52,717
UCB SA (d)                                               786         41,904
Umicore                                                  211         15,416
                                                                 ----------
                                                                    905,305
                                                                 ----------
BERMUDA -- 0.0%
Ship Finance
  International, Ltd.                                     34            685
                                                                 ----------
DENMARK-- 0.8%
A P Moller - Maersk A/S, Series B                          9         69,033
Bang & Olufsen A/S,Series B (d)                          100          5,832
Carlsberg A/S, Series B                                  300         14,037
Coloplast A/S, Series B                                  108         10,450
Danisco A/S                                              455         24,027
Danske Bank A/S                                        3,862        101,647
DSV, Series B                                            175          9,256
East Asiatic Co., Ltd. A/S                               175          7,720
FLS Industries A/S, Series B (a)                         250          3,092
GN Store Nord A/S                                      1,981         20,028
H. Lundbeck A/S (d)                                      584         10,589
ISS A/S                                                  386         20,480
Kobenhavns Lufthavne A/S                                  40          6,103
NKT Holding A/S                                          150          3,434
Novo Nordisk A/S                                       2,157        118,229
Novozymes A/S, Series B                                  443         19,988
Tele Danmark A/S                                       1,503         53,247
Topdanmark A/S (a)                                       189         12,160
Vestas Wind Systems A/S (a) (d)                        1,426         20,672
William Demant Holding A/S (a)                           265         11,713
                                                                 ----------
                                                                    541,737
                                                                 ----------
FINLAND -- 1.4%
Amer Group, Ltd.                                         200          9,451
Elisa Corp., Series A (a)                              1,173         15,536
Fortum Oyj                                             2,912         40,740
KCI Konecranes
  International Oyj                                      116          4,515
Kesko Oyj                                                500         10,956
Kone Corp.                                               322         19,421
Metso Oyj (d)                                            902         11,587
Nokia Oyj                                             40,502        558,081
Nokian Renkaat Oyj                                        76          8,270
Orion-Yhtyma Oyj, Series B (d)                           734         10,041
Outokumpu Oyj                                            716         12,288
Pohjola Group PLC, Series B (d)                          450          4,645
Rautaruukki Oyj                                          700          6,834
Sampo Oyj, Series A                                    2,873         31,798
Stora Enso Oyj, Series R                               5,413         73,240
TietoEnator Oyj                                          714         20,707
UPM-Kymmene Oyj                                        4,540         86,552
Uponor Oyj                                               300         10,622
Wartsila Oyj, Series B                                   400          9,451
                                                                 ----------
                                                                    944,735
                                                                 ----------
FRANCE -- 8.8%
Accor SA (d)                                           1,573         61,385
Air France-KLM (d)                                       951         14,996
Alcatel SA (a) (d)                                    10,307        120,615
Alstom (a)                                            38,948         23,249
Atos Origin SA (a)                                       362         20,011
Autoroutes du Sud de la
  France (ASF) (d)                                       611         27,962
AXA(d)                                                12,120        245,530
BNP Paribas SA (d)                                     6,796        439,478
Bouygues SA (d)                                        1,773         66,588
Business Objects SA (a) (d)                              527         12,190
Cap Gemini SA (a) (d)                                  1,114         26,225
Carrefour SA (d)                                       4,902        230,860
Casino Guichard-Perrachon SA (d)                         255         19,471
CNP Assurances                                           273         17,756
Compagnie de Saint-Gobain (d)                          2,590        133,121
Compagnie Generale des
  Establissements Michelin (d)                         1,192         60,659
Credit Agricole SA                                     5,592        152,714
Dassault Systemes SA (d)                                 509         23,813
Essilor International SA (d)                             843         54,252
European Aeronautic
  Defence & Space Co. (d)                              2,035         53,980
France Telecom SA (d)                                  9,500        236,993
Gecina SA                                                205         17,336
Groupe Danone (d)                                      2,064        162,478
Hermes International                                      73         13,863
Imerys SA (d)                                            252         16,782
Klepierre                                                178         12,883
L'Air Liquide SA (d)                                     917        144,030
L'Oreal SA (d)                                         2,608        171,085
Lafarge SA (d)                                         1,412        123,708
Lagardere S.C.A. (d)                                   1,093         67,881
LVMH (Louis Vuitton Moet
  Hennessy) (d)                                        2,067        138,166
Pernod-Ricard SA (d)                                     441         58,627
Pinault-Printemps-Redoute SA (d)                         581         53,431
PSAPeugoet Citroen (d)                                 1,443         89,008
Publicis Groupe (d)                                    1,106         31,703
Renault SA                                             1,563        127,996
Sagem SA (d)                                             144         13,798
Sanofi-Aventis (d)                                     7,773        564,524
Schneider Electric SA (d)                              1,861        120,461
Societe BIC SA (d)                                       259         11,950
Societe Generale (d)                                   2,813        249,250
Societe Television
Francaise 1 (d)                                        1,040         29,540
Sodexho Alliance SA (d)                                  859         22,754
STMicroelectronics NV (d)                              4,985         86,047
Suez SA (d)                                            6,780        145,530
Technip SA (d)                                           170         27,484
Thales SA (d)                                            603         20,097
Thomson (d)                                            2,071         43,423
Total SA (d)                                           5,005      1,020,772
Unibail SA                                               370         44,610
Valeo SA (d)                                             663         24,306
Veolia Environnement (d)                               2,358         67,944
Vinci SA (d)                                             625         72,012
Vivendi Universal SA (a) (d)                           8,712        223,510
Zodiac SA (d)                                            317         11,716
                                                                 ----------
                                                                  6,070,553
                                                                 ----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                  MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
GERMANY -- 6.3%
Adidas-Salomon AG (d)                                    385     $   53,792
Allianz AG (d)                                         2,658        268,042
Altana AG (a) (d)                                        620         36,123
BASF AG (d)                                            4,540        267,900
Bayer AG                                               5,690        155,815
Bayer Hypo-und
  Vereinsbank AG (a)                                   5,285        101,610
Beiersdorf AG, Series A (d)                              152         14,440
Celesio AG (d)                                           303         20,687
Commerzbank AG (a)                                     3,787         70,501
Continental AG                                         1,030         56,065
DaimlerChrysler AG (d)                                 7,431        306,808
Deutsche Bank AG (d)                                   4,520        325,292
Deutsche Boerse AG                                       900         45,575
Deutsche Lufthansa AG (a) (d)                          1,922         22,396
Deutsche Post AG                                       3,875         75,320
Deutsche Telekom AG (a)                               21,726        403,656
Douglas Holding AG                                       256          7,577
E.On AG                                                5,372        396,829
Epcos AG (a) (d)                                         424          6,433
Fresenius Medical Care AG (d)                            291         22,314
HeidelbergCement AG                                      486         22,634
Hypo Real Estate Holding AG (a)                        1,085         37,241
Infineon Technologies AG (a) (d)                       5,312         54,301
KarstadtQuelle AG (d)                                    365          5,697
Linde AG                                                 705         40,681
MAN AG (d)                                               908         31,087
Merck KGAA                                               420         24,047
Metro AG                                               1,212         54,155
MLPAG (d)                                                478          7,692
Muenchener Rueckversich AG                             1,590        153,361
Puma AG                                                  137         36,753
RWE AG                                                 3,362        160,884
SAPAG (d)                                              1,771        275,522
Schering AG                                            1,393         88,089
Siemens AG                                             6,914        509,103
Suedzucker AG                                            400          7,561
ThyssenKrupp AG (d)                                    2,703         52,741
TUI AG (d)                                             1,352         25,372
Volkswagen AG (d)                                      1,929         74,342
                                                                 ----------
                                                                  4,318,438
                                                                 ----------
GREECE -- 0.5%

Alpha Bank AE                                          1,814         46,246
Coca-Cola Hellenic
  Bottling Co. SA                                        685         14,754
Cosmote Mobile
  Telecommunications SA                                  803         13,242
EFG Eurobank Ergasias                                  1,718         39,739
Emporiki Bank of Greece SA                               470         10,369
Folli-Follie SA                                          150          4,328
Germanos SA                                              217          5,100
Hellenic Duty Free Shops SA                              150          2,451
Hellenic Petroleum SA                                  1,042          8,578
Hellenic Technodomiki TEV SA                             643          2,511
Hellenic
  Telecommunications
  Organization SA                                      2,438         32,866
Hyatt Regency SA                                         379          3,789
Intracom SA                                              653          2,428
National Bank of Greece SA                             2,262         55,023
OPAP SA                                                1,544         29,685
Piraeus Bank SA                                        1,634         18,776
Public Power Corp. (PPC)                               1,011         25,020
Technical Olympic SA                                     610          2,807
Titan Cement Co. SA                                      550         13,803
Viohalco, Hellenic Copper
  and Aluminum Industry SA                               976          7,088
                                                                 ----------
                                                                    338,603
                                                                 ----------
HONG KONG -- 1.5%
ASM Pacific Technology, Ltd. (d)                       1,500          4,896
Bank of East Asia, Ltd.                               10,328         28,942
BOC Hong Kong (Holdings),
  Ltd. (d)                                            28,500         52,086
Cathay Pacific Airways, Ltd. (d)                       8,000         13,646
Cheung Kong (Holdings), Ltd.                          11,000         94,521
Cheung Kong
  Infrastructure
  (Holdings), Ltd.                                     3,000          7,753
CLP Holdings, Ltd.                                    14,100         80,652
Esprit Holdings, Ltd.                                  5,622         28,769
Giordano International, Ltd.                          12,000          6,618
Hang Lung Properties, Ltd. (d)                        10,000         14,749
Hang Seng Bank, Ltd.                                   5,900         78,317
Henderson Land
  Development Co., Ltd. (d)                            6,000         28,703
Hong Kong & China Gas Co., Ltd.                       28,183         52,952
Hong Kong Exchanges &
  Clearing, Ltd.                                       8,000         18,160
Hong Kong Electric
  Holdings, Ltd.                                      10,500         46,594
Hopewell Holdings, Ltd.                                5,000         10,420
Hutchison
  Telecommunications
  International, Ltd. (a)                                210            177
Hutchison Whampoa, Ltd.                               15,800        123,608
Hysan Development Co., Ltd.                            4,475          7,920
Johnson Electronic
  Holdings, Ltd.                                      10,500         10,302
Kerry Properties, Ltd.                                 4,000          7,541
Kingboard Chemical
  Holdings, Ltd.                                       4,000          8,234
Li & Fung, Ltd.                                       13,000         18,590
MTR Corp. (d)                                          9,582         14,440
New World Development Co., Ltd.                       16,438         15,495
Orient Overseas
  International Ltd.                                   2,000          8,029
PCCW, Ltd. (a) (d)                                    27,133         17,921
SCMP Group, Ltd.                                       6,533          2,807
Shangri-La Asia, Ltd. (d)                              8,260          8,846
Sino Land Co., Ltd. (d)                                8,544          6,355
SmarTone
  Telecommunications
  Holdings, Ltd.                                       2,000          2,142
Sun Hung Kai Properties, Ltd.                         10,000         94,265
Swire Pacific, Ltd.                                    7,000         48,703
Techtronic Industries Co., Ltd. (d)                    6,180         12,166
Television Broadcast, Ltd.                             2,000          8,926
Texwinca Holdings, Ltd. (d)                            4,000          3,386
Wharf (Holdings), Ltd.                                 9,000         30,299

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
HONG KONG -- (CONTINUED)
Yue Yuen Industrial
  (Holdings), Ltd. (d)                                 3,821     $    9,850
                                                                 ----------
                                                                  1,027,780
                                                                 ----------
IRELAND -- 0.9%
Allied Irish Banks PLC                                 7,329        123,044
Bank of Ireland                                        8,287        111,817
CRH PLC                                                4,508        107,918
DCC PLC                                                  690         12,657
Depfa Bank PLC                                         2,948         40,254
Elan Corp. PLC (a)                                     3,300         77,563
Fyffes PLC                                             2,618          5,828
Grafton Group PLC                                      1,848         17,190
Greencore Group PLC                                    1,349          4,714
Independent News & Media PLC                           4,693         11,906
Irish Life & Permanent PLC                             2,300         37,184
Kerry Group PLC                                        1,108         24,527
Kingspan Group PLC                                     1,165          8,635
Ryanair Holdings PLC (a)                               1,586          7,929
Ryanair Holdings PLC ADR (a) (d)                          43          1,256
Waterford Wedgewood (a)                                1,583            256
Waterford Wedgwood PLC (a)                             5,125            828
                                                                 ----------
                                                                    593,506
                                                                 ----------
ITALY -- 3.2%
Alleanza Assicurazioni SpA (d)                         3,214         37,211
Arnoldo Mondadori Editore SpA                            710          6,728
Assicurazioni Generali SpA (d)                         6,860        188,793
Autogrill SpA (a)                                        872         12,395
Autostrade SpA                                         1,788         38,334
Banca Antonveneta SpA (a)                              1,623         33,586
Banca Fideuram SpA (d)                                 2,306         10,697
Banca Intesa SpA                                       6,619         19,632
Banca Monte dei Paschi di
  Siena SpA (d)                                        8,034         23,729
Banca Nazionale del
  Lavoro SpA (d)                                       8,809         19,554
Banca Popolare di Milano                               2,500         15,700
Banche Popolari Unite Scrl                             2,436         40,443
Banco Popolare di Verona
  e Novara Scrl                                        2,673         46,937
Benetton Group SpA (d)                                   431          5,194
Bulgari SpA                                            1,050         10,459
Capitalia SpA                                         10,106         37,201
Edison SpA (a)                                         6,537         11,381
Enel SpA (d)                                          17,399        142,374
Ente Nazionale
  Idrocarburi SpA (d)                                 18,628        417,911
Fiat SpA (a) (d)                                       3,665         26,435
FinecoGroup SpA (a) (d)                                1,116          6,620
Finmeccanica SpA (d)                                  41,587         29,376
Gruppo Editoriale
  L'Espresso SpA (d)                                   1,326          7,338
Intesabci SpA                                         23,387         88,997
Italcementi SpA (d)                                      500          7,399
Luxottica Group SpA                                      971         17,413
Mediaset SpA (d)                                       4,263         48,455
Mediobanca SpA (d)                                     3,280         43,401
Mediolanum SpA (d)                                     1,612          9,663
Pirelli & Co. SpA (d)                                 11,806         12,098
Riunione Adriatica di
  Sicurta SpA (d)                                      2,082         40,055
San Paolo - IMI SpA (d)                                6,774         76,576
Seat Pagine Gialle SpA (d)                            25,430          8,254
Snam Rete Gas SpA                                      6,207         30,027
Telecom Italia Media SpA (a) (d)                       9,613          3,156
Telecom Italia Mobile SpA                             27,226        146,945
Telecom Italia SpA (d)                                59,121        182,704
Telecom Italia SpA Di Risp (d)                        41,646         95,554
Terna SpA (a)                                          6,951         16,554
Tiscali SpA (a) (d)                                    1,445          5,175
UniCredito Italiano SpA (d)                           31,600        159,549
                                                                 ----------
                                                                  2,180,003
                                                                 ----------
JAPAN -- 21.6%
77 Bank, Ltd. (d)                                      3,000         16,880
ACOM Co., Ltd. (d)                                       570         35,337
ADERANS Co., Ltd.                                        300          5,945
Advantest Corp. (d)                                      600         35,724
AEON Co., Ltd.                                         2,000         32,252
AEON Co., Ltd. New (d)                                 2,800         45,152
Aeon Credit Service Co., Ltd.                            200         11,417
Aiful Corp. (d)                                          350         34,392
Aisin Seiki Co., Ltd.                                  1,200         29,670
Ajinomoto Co., Inc. (d)                                5,000         57,268
Alfresa Holdings Corp.                                   200          7,018
All Nippon Airways Co.,
  Ltd. (ANA) (d)                                       4,000         12,835
ALPS Electric Co., Ltd.                                1,000         11,935
Amada Co., Ltd.                                        3,000         15,680
Amano Corp.                                            1,000          8,045
Anritsu Corp.                                          1,000          6,608
Aoyama Trading Co., Ltd.                                 400          9,090
Ariake Japan Co., Ltd.                                   100          2,600
Asahi Breweries, Ltd. (d)                              3,700         37,737
Asahi Glass Co., Ltd. (d)                              6,000         54,704
Asahi Kasei Corp. (d)                                 10,000         43,269
Asatsu-DK, Inc.                                          300          8,263
Autobacs Seven Co., Ltd. (d)                             200          5,599
Bandai Co., Ltd.                                         600         14,153
Bank of Fukuoka, Ltd. (d)                              5,000         23,907
Bank of Yokohama, Ltd.                                 9,000         48,432
Bellsystem24, Inc. (d)                                    20          5,058
Benesse Corp.                                            700         19,535
Bridgestone Corp.                                      6,000        111,535
Canon, Inc.                                            7,200        339,024
Capcom Co., Ltd. (d)                                     300          2,711
Casio Computer Co., Ltd. (d)                           2,000         23,616
Central Glass Co., Ltd.                                2,000         14,690
Central Japan Railway Co. (d)                              8         62,976
Chiba Bank, Ltd. (d)                                   6,000         31,524
Chubu Electric Power Co. (d)                           5,400        114,371
Chugai Pharmaceutical Co., Ltd.                        2,600         37,555
Circle K Sunkus Co., Ltd. (d)                            500         12,135
Citizen Watch Co., Ltd. (d)                            2,000         19,616
Coca-Cola West Japan Co., Ltd.                           300          7,308
COMSYS Holdings Corp.                                  1,000          7,218
Credit Saison Co., Ltd.                                1,300         40,060
CSK Corp. (d)                                            500         19,680
DAI Nippon Printing Co., Ltd. (d)                      6,000         80,393

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
JAPAN -- (CONTINUED)
Daicel Chemical
  Industries, Ltd.                                     2,000     $    9,908
Daiichi Pharmaceutical
  Co., Ltd. (d)                                        1,900         32,763
Daikin Industries, Ltd. (d)                            2,000         48,450
Daimaru, Inc.                                          2,000         15,417
Dainippon Ink &
  Chemicals, Inc.                                      5,000         11,090
Dainippon Screen MFG. Co., Ltd.                        1,000          5,181
Daito Trust Construction
  Co., Ltd. (d)                                          700         28,379
Daiwa House Industry Co., Ltd.                         4,000         39,160
Daiwa Securities Group, Inc.                          10,000         63,449
Denki Kagaku Kogyo
  Kabushiki Kaisha (d)                                 3,000          9,136
Denso Corp. (d)                                        4,300        101,823
Dentsu, Inc. (d)                                          12         32,179
Dowa Mining Co., Ltd.                                  3,000         20,153
East Japan Railway Co. (d)                                28        145,078
Ebara Corp. (d)                                        2,000          8,617
Eisai Co., Ltd. (d)                                    2,000         54,540
FamilyMart Co., Ltd.                                     700         18,803
FANUC, Ltd. (d)                                        1,200         63,267
Fast Retailing Co., Ltd.                                 500         34,042
Fuji Electric Co., Ltd. (d)                            4,000          9,926
Fuji Photo Film Co., Ltd. (d)                          4,000        131,624
Fuji Soft ABC, Inc.                                      400         12,581
Fuji Television Network, Inc.                              4          8,145
Fujikura, Ltd. (d)                                     3,000         12,462
Fujisawa Pharmaceutical
  Co., Ltd. (d)                                        2,300         51,954
Fujitsu, Ltd. (d)                                     15,000         86,856
Furukawa Electric Co., Ltd. (a) (d)                    6,000          2,356
Goodwill Group, Inc. (d)                                   4          7,127
Gunma Bank, Ltd. (d)                                   3,000         14,726
Gunze, Ltd.                                            2,000          8,836
Hankyu Department Stores, Inc.                         1,000          7,008
Hino Motors, Ltd. (d)                                  2,000         13,962
Hirose Electric Co., Ltd. (d)                            200         18,271
Hitachi Cable, Ltd.                                    1,000          3,781
Hitachi Capital Corp. (d)                                600          9,463
Hitachi Chemical Co., Ltd. (d)                           800         11,708
Hitachi Construction
  Machinery Co., Ltd.                                  1,000         12,199
Hitachi Software
  Engineering Co., Ltd. (d)                              200          3,700
Hitachi, Ltd. (d)                                     27,000        163,458
Hokkaido Electric Power Co., Inc.                      1,400         25,109
Hokugin Financial Group, Inc.                          9,000         18,816
Honda Motor Co., Ltd. (d)                              6,600        320,371
House Food Corp.                                         500          6,763
Hoya Corp. (d)                                           900         94,491
Isetan Co., Ltd.                                       1,300         13,401
Ishihara Sangyo Kaisha, Ltd.                           2,000          3,927
Ishikawajima-Harima Heavy
  Industries Co., Ltd. (a)                             8,000         11,490
Ito En, Ltd.                                             200          8,745
Ito-Yokado Co., Ltd.                                   2,800         96,209
Itochu Corp.                                          11,000         46,996
Itochu Techno-Science Corp. (d)                          200          8,345
Jafco Co., Ltd. (d)                                      200         10,544
Japan Airlines System Corp.                            7,000         19,216
Japan Real Estate
  Investment Corp. (d)                                     2         15,908
Japan Retail Fund
  Investment Corp.                                         2         14,999
Japan Tobacco, Inc. (d)                                    8         67,048
JFE Holding, Inc.                                      4,600        131,297
JGC Corp.                                              2,000         20,380
Joyo Bank, Ltd. (d)                                    5,000         20,180
JSR Corp. (d)                                          1,700         27,507
Kajima Corp. (d)                                       9,000         29,452
Kaken Pharmaceutical Co., Ltd.                         1,000          5,781
Kamigumi Co., Ltd. (d)                                 2,000         14,508
Kanebo, Ltd. (a)                                       3,000          4,554
Kaneka Corp. (d)                                       2,000         19,671
Kansai Electric Power Co. (d)                          5,900        104,206
Kansai Paint Co., Ltd. (d)                             2,000         12,453
Kao Corp. (d)                                          5,000        110,672
Katokichi Co., Ltd.                                      300          5,509
Kawasaki Heavy
  Industries, Ltd. (d)                                10,000         15,090
Kawasaki Kisen Kaisha, Ltd. (d)                        4,000         27,416
Keihin Electric Express
  Railway Co., Ltd. (d)                                4,000         22,689
Keio Electric Railway Co., Ltd.                        5,000         26,134
Keyence Corp.                                            300         63,212
Kikkoman Corp.                                         1,000          8,826
Kinden Corp.                                           1,000          6,263
Kintetsu Corp. (d)                                    14,000         47,087
Kirin Brewery Co., Ltd.                                6,000         51,923
Kobe Steel, Ltd. (d)                                  19,000         27,634
Kokuyo Co., Ltd.                                         600          6,414
Komatsu, Ltd. (d)                                      8,000         51,486
Konami Co., Ltd. (d)                                     700         15,526
Konica Minolta Holdings, Inc. (d)                      3,500         47,946
Koyo Seiko Co., Ltd.                                   1,000         11,226
Kubota Corp. (d)                                       8,000         37,815
Kuraray Co., Ltd. (d)                                  3,000         22,525
Kuraya Sanseido Inc. (d)                               1,000         10,417
Kurita Water Industries, Ltd. (d)                        800         10,872
Kyocera Corp. (d)                                      1,400         98,627
Kyowa Hakko Kogyo Co., Ltd.                            3,000         19,607
Kyushu Electric Power Co. (d)                          3,200         60,067
Lawson, Inc.                                             500         17,362
Leopalace21 Corp.                                      1,100         20,348
Mabuchi Motor Co., Ltd. (d)                              300         21,543
Makita Corp.                                           1,000         14,144
Marubeni Corp. (d)                                    10,000         26,543
Marui Co., Ltd. (d)                                    2,500         31,474
Matsumotokiyoshi Co., Ltd. (d)                           400         10,126
Matsushita Electric
  Industrial Co., Ltd. (d)                            19,400        259,407
Matsushita Electric Works, Ltd.                        3,000         23,752
Meiji Dairies Corp. (d)                                2,000         11,526
Meiji Seika Kaisha, Ltd. (d)                           2,000          8,017
Meitec Corp. (d)                                         300         10,799

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
JAPAN -- (CONTINUED)
Millea Holdings, Inc.                                     13     $  167,803
Minebea Co., Ltd. (d)                                  3,000         12,272
Mitsubishi Chemical Corp. (d)                         13,000         39,469
Mitsubishi Corp. (d)                                   9,000         97,437
Mitsubishi Electric Corp.                             14,000         66,558
Mitsubishi Estate Co., Ltd. (d)                        8,000         83,629
Mitsubishi Gas Chemical
  Co., Inc.                                            3,000         12,817
Mitsubishi Heavy
  Industries, Ltd.                                    23,000         65,021
Mitsubishi Logistics Corp.                             1,000          8,799
Mitsubishi Materials Corp.                            10,000         21,180
Mitsubishi Rayon Co., Ltd. (d)                         4,000         13,162
Mitsubishi Tokyo
  Financial Group, Inc.                                   39        325,806
Mitsui & Co., Ltd. (d)                                11,000         92,292
Mitsui Chemicals, Inc.                                 5,000         24,725
Mitsui Engineering &
  Shipbuilding Co., Ltd.                               5,000          7,545
Mitsui Fudosan Co., Ltd. (d)                           6,000         62,503
Mitsui Mining & Smelting Co., Ltd.                     4,000         15,635
Mitsui O.S.K. Lines, Ltd. (d)                          8,000         48,068
Mitsui Sumitomo Insurance
  Co., Ltd. (d)                                       10,400         85,934
Mitsui Trust Holdings, Inc. (d)                        4,300         27,166
Mitsukoshi, Ltd. (d)                                   3,000         14,999
Mitsumi Electric Co., Ltd.                               500          5,372
Mizuho Financial Group, Inc.                              66        248,377
Murata Manufacturing Co., Ltd. (d)                     1,800         86,719
Namco, Ltd.                                              300          3,291
Namco, Ltd. (a) (d)                                      300          3,409
NEC Corp. (d)                                         14,000         83,865
NEC Electronics Corp. (d)                                300         15,353
Net One Systems Co., Ltd.                                  4         14,799
NGK Insulators, Ltd. (d)                               2,000         16,853
NGK Spark Plug Co., Ltd.                               1,000         10,435
Nichii Gakkan Co. (d)                                    200          5,227
Nichirei Corp.                                         2,000          6,545
Nidec Corp. (d)                                          400         40,505
Nikko Cordial Corp. (d)                               13,000         52,822
Nikon Corp. (d)                                        2,000         18,871
Nintendo Co., Ltd. (d)                                   800         98,027
Nippon Building Fund, Inc.                                 2         15,762
Nippon Express Co., Ltd. (d)                           6,000         29,125
Nippon Kayaku Co., Ltd.                                1,000          5,145
Nippon Light Metal Co., Ltd.                           5,000         11,181
Nippon Meat Packers, Inc.                              1,000         13,399
Nippon Mining Holdings, Inc. (d)                       5,500         27,897
Nippon Oil Corp. (d)                                  11,000         69,494
Nippon Sanso Corp. (d)                                 2,000         10,490
Nippon Sheet Glass Co., Ltd.                           3,000          9,872
Nippon Shokubai Co., Ltd.                              1,000          7,481
Nippon Steel Corp.                                    50,000        119,080
Nippon Telegraph and
  Telephone Corp. (d)                                     45        179,575
Nippon Unipac Holding (d)                                  7         30,734
Nippon Yusen Kabushiki
  Kaisha (d)                                           7,000         36,269
Nippon Zeon Corp. (d)                                  2,000         13,871
Nishimatsu Construction
  Co., Ltd. (d)                                        2,000          6,199
Nissan Chemical
  Industries, Ltd.                                     1,000          7,681
Nissan Motor Co., Ltd. (d)                            21,300        232,343
Nisshin Seifun Group, Inc.                             1,000          9,672
Nisshin Steel Co., Ltd.                                8,000         17,744
Nisshinbo Industries, Inc.                             1,000          6,736
Nissin Food Products Co., Ltd. (d)                       700         17,212
Nitori Co., Ltd. (d)                                     200         11,490
Nitto Denko Corp. (d)                                  1,300         59,913
NOK Corp. (d)                                            700         21,507
Nomura Holdings, Inc. (d)                             16,000        205,799
Nomura Research
  Institute, Ltd.                                        200         16,126
NSK, Ltd. (d)                                          4,000         17,198
NTN Corp. (d)                                          3,000         15,926
NTT Data Corp. (d)                                        12         31,633
NTT DoCoMo, Inc.                                         170        288,974
Obayashi Corp. (d)                                     5,000         24,907
OBIC Co., Ltd.                                           100         18,798
Odakyu Electric Railway
  Co., Ltd. (d)                                        5,000         26,498
OJI Paper Co., Ltd. (d)                                6,000         33,979
Oki Electric Industry
  Co., Ltd. (a) (d)                                    4,000         12,399
Okumura Corp.                                          2,000          9,090
Olympus Corp. (d)                                      2,000         38,633
Omron Corp. (d)                                        2,000         44,269
Onward Kashiyama Co., Ltd.                             1,000         13,908
Oracle Corp., Japan (d)                                  300         14,808
Oriental Land Co., Ltd. (d)                              500         30,315
ORIX Corp.                                               700         71,903
Osaka Gas Co., Ltd. (d)                               16,000         43,632
Pioneer Corp. (d)                                      1,200         25,089
Promise Co., Ltd. (d)                                    700         45,878
Q.P. Corp. (d)                                           900          7,543
Rakuten, Inc. (d)                                          4         26,070
Resona Holdings, Inc. (a) (d)                         37,000         55,831
Ricoh Co., Ltd. (d)                                    6,000        113,172
Rinnai Corp.                                             400         12,217
Rohm Co., Ltd. (d)                                       900         90,646
Ryohin Keikaku Co., Ltd.                                 300         12,981
Saizeriya Co., Ltd.                                      100          1,476
Sammy Corp. (d)                                          400         19,635
Sanden Corp.                                           1,000          6,590
Sanken Electric Co., Ltd.                              1,000          9,535
Sankyo Co., Ltd. (d)                                   3,000         63,540
Sankyo Co., Ltd. NPV(d)                                  400         15,817
Sanwa Shutter Corp.                                    2,000          9,090
Sanyo Electric Co., Ltd. (d)                          12,000         38,942
Sapporo Holdings, Inc. (d)                             2,000          6,472
Secom Co., Ltd.                                        2,000         69,630
Sega Corp. (a) (d)                                       900         12,182
Seiko Epson Corp. (d)                                    800         34,179
Seino Transportation Co., Ltd.                         1,000          8,954
Sekisui Chemical Co., Ltd. (d)                         4,000         27,634
Sekisui House, Ltd. (d)                                4,000         38,251
Seven-Eleven Japan Co., Ltd.                           3,000         85,901
Sharp Corp. (d)                                        8,000        110,245

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                  MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
JAPAN -- (CONTINUED)
Shimachu Co., Ltd.                                       400     $    9,672
Shimamura Co., Ltd.                                      200         13,344
Shimano, Inc.                                            600         15,353
Shimizu Corp. (d)                                      5,000         19,907
Shin-Etsu Chemical Co., Ltd. (d)                       3,100        111,590
Shinsei Bank, Ltd. (d)                                 4,000         24,289
Shionogi & Co., Ltd. (d)                               3,000         43,060
Shiseido Co., Ltd. (d)                                 3,000         36,951
Shizuoka Bank, Ltd. (d)                                5,000         37,678
Showa Denko K.K. (d)                                   7,000         16,735
Showa Shell Sekiyu K.K.                                1,100          9,779
Skylark Co., Ltd.                                        700         11,613
SMC Corp. (d)                                            500         47,950
Snow Brand Milk Products
  Co., Ltd. (a) (d)                                    1,000          2,909
Softbank Corp. (d)                                     1,900         88,256
Sojitz Holdings Corp. (a) (d)                          2,200          8,579
Sompo Japan Insurance, Inc. (d)                        6,000         50,941
Sony Corp. (d)                                         7,900        270,012
Stanley Electric Co., Ltd. (d)                         1,200         16,842
Sumitomo Bakelite Co., Ltd.                            1,000          6,036
Sumitomo Chemical Co., Ltd. (d)                       11,000         52,195
Sumitomo Corp. (d)                                     7,000         52,177
Sumitomo Electric
  Industries, Ltd. (d)                                 6,000         53,341
Sumitomo Heavy
  Industries, Ltd. (a)                                 4,000         11,853
Sumitomo Metal
  Industries, Ltd.                                    30,000         35,724
Sumitomo Metal Mining
  Co., Ltd.                                            5,000         34,724
Sumitomo Mitsui Financial
  Group, Inc. (d)                                         34        194,710
Sumitomo Osaka Cement
  Co., Ltd.                                            3,000          6,545
Sumitomo Realty &
  Development Co., Ltd. (d)                            3,000         32,043
Sumitomo Trust & Banking
  Co., Ltd.                                            9,000         53,341
Suruga Bank, Ltd. (d)                                  2,000         14,271
Suzuken Co., Ltd. (d)                                    300          7,799
T&D Holdings, Inc.                                     1,600         70,103
Taiheiyo Cement Corp.                                  7,800         17,726
Taisei Corp.                                           6,000         19,089
Taisho Pharmaceutical Co., Ltd.                        2,000         37,088
Taiyo Yuden Co., Ltd.                                  1,000         10,381
Takara Holdings, Inc.                                  2,000         12,217
Takashimaya Co., Ltd. (d)                              2,000         16,671
Takeda Chemical
  Industries, Ltd. (d)                                 7,500        340,878
Takefuji Corp. (d)                                       530         33,965
Takuma Co., Ltd.                                       1,000          7,145
TDK Corp. (d)                                          1,000         66,721
Teijin, Ltd. (d)                                       8,000         28,652
Teikoku Oil Co., Ltd. (d)                              2,000         11,108
Terumo Corp.                                           1,300         29,661
THK Co., Ltd. (d)                                        800         13,475
TIS, Inc.                                                300         10,145
Tobu Railway Co., Ltd. (d)                             6,000         21,980
Toda Corp.                                             2,000          7,490
Toho Co., Ltd. (d)                                     1,100         15,649
Tohoku Elecric Power Co.,
  Inc. (d)                                             3,400         56,188
Tokyo Broadcasting
  System, Inc.                                           300          4,688
Tokyo Electric Power Co., Inc. (d)                     9,800        211,126
Tokyo Electron, Ltd. (d)                               1,400         68,339
Tokyo Gas Co., Ltd. (d)                               22,000         78,193
Tokyo Style Co., Ltd.                                  1,000         11,426
Tokyu Corp.                                            8,000         36,506
Tokyu Land Corp.                                       4,000         10,799
Tonen General Sekiyu K.K                               3,000         25,934
Toppan Printing Co., Ltd. (d)                          5,000         49,132
Toray Industries, Inc. (d)                            10,000         46,359
Toshiba Corp. (d)                                     24,000         88,356
Tosoh Corp. (d)                                        4,000         16,217
Tostem Inax Holding Corp. (d)                          2,000         36,633
Toto, Ltd. (d)                                         3,000         26,098
Toyo Seikan Kaisha, Ltd.                               1,000         15,471
Toyo Suisan Kaisha, Ltd.                               1,000         13,044
Toyobo Co., Ltd.                                       5,000         11,363
Toyoda Gosei Co., Ltd. (d)                               400          7,763
Toyota Industries Corp. (d)                            1,700         38,710
Toyota Motor Corp. (d)                                24,700        947,496
Trend Micro, Inc.                                      1,000         43,087
Ube Industries, Ltd. (a) (d)                           6,000          7,908
UFJ Holdings, Inc. (a) (d)                                32        140,496
Uni-Charm Corp.                                          400         19,853
Uniden Corp.                                           1,000         21,044
UNYCo., Ltd.                                           1,000         10,299
Ushio, Inc.                                            1,000         16,889
USS Co., Ltd. (d)                                        250         18,885
Wacoal Corp.                                           1,000          9,817
West Japan Railway Co. (d)                                14         54,722
World Co., Ltd.                                          300          8,140
Yahoo Japan Corp. (a) (d)                                  8         35,633
Yahoo Japan Corp. New (a)                                  8         35,342
Yakult Honsha Co., Ltd.                                1,000         15,453
Yamada Denki Co., Ltd. (d)                               600         20,725
Yamaha Corp. (d)                                       1,600         24,391
Yamaha Motor Co., Ltd. (d)                             1,400         21,253
Yamanouchi Pharmaceutical
  Co., Ltd. (d)                                        2,500         80,902
Yamato Transport Co., Ltd. (d)                         4,000         55,159
Yamazaki Baking Co., Ltd.                              1,000          8,726
Yokogawa Electric Corp. (d)                            2,000         23,034
                                                                 ----------
                                                                 14,859,510
                                                                 ----------
LUXEMBOURG -- 0.1%
Arcelor (d)                                            4,082         75,536
Oriflame Cosmetics SA (a)                                250          5,649
                                                                 ----------
                                                                     81,185
                                                                 ----------
NETHERLANDS -- 4.8%
ABN AMRO Holding NV (d)                               13,916        316,526
Aegon NV (d)                                          12,255        132,286
Akzo Nobel NV (d)                                      2,425         85,737
ASML Holding NV (a)                                    4,117         53,042

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES        VALUE
                                                      ------     ----------
NETHERLANDS -- (CONTINUED)
Corio NV                                                 362     $   17,382
DSM NV                                                   639         33,376
Euronext NV                                              771         21,966
Getronics NV (a)                                       5,399         11,280
Hagemeyer NV (a) (d)                                   4,146          7,734
Heineken NV (d)                                        2,190         66,017
IHC Caland NV (d)                                        266         13,788
ING Groep NV (d)                                      15,947        402,980
Koninklijke (Royal) KPN
   NV (d)                                             17,725        132,918
Koninklijke (Royal)
   Numico NV (a)                                       1,269         40,463
Koninklijke (Royal)
   Philips Electronics NV                             11,677        267,777
Koninklijke Ahold NV (a)                              13,846         88,505
Oce NV                                                   661         10,333
Qiagen NV (a) (d)                                      1,004         11,362
Randstad Holdings NV                                     492         17,842
Reed Elsevier NV                                       6,263         80,768
Rodamco Europe NV (d)                                    439         28,798
Royal Dutch Petroleum Co. (d)                         18,454        951,711
TNT Post Group NV                                      2,790         68,248
Unilever NV (d)                                        5,070        292,050
Vedior NV                                              1,377         21,320
VNU NV (d)                                             2,036         52,412
Wereldhave NV                                            166         14,337
Wolters Kluwer NV                                      2,353         39,650
                                                                 ----------
                                                                  3,280,608
                                                                 ----------
NEW ZEALAND -- 0.2%
Auckland International
   Airport, Ltd.                                       2,438         11,797
Carter Holt Harvey, Ltd.                               5,478          8,353
Contact Energy, Ltd.                                   2,416          9,889
Fisher & Paykel
   Appliances Holdings,
   Ltd., Series H                                      2,544          6,965
Fisher & Paykel
   Industries, Ltd. (d)                                  806          8,303
Fletcher Building, Ltd.                                3,616         14,630
Independent Newspapers, Ltd.                             917          3,169
Sky City Entertainment
   Group, Ltd.                                         3,502         10,965
Telecom Corp. of New
   Zealand, Ltd.                                      16,796         67,044
Tenon, Ltd.                                               48             67
Tower, Ltd. (a)                                        1,563          2,246
Warehouse Group, Ltd.                                  1,152          3,302
                                                                 ----------
                                                                    146,730
                                                                 ----------
NORWAY -- 0.6%

DNB NOR ASA                                            6,000         47,628
Frontline, Ltd.                                          341         16,038
Norsk Hydro ASA                                        1,283         93,715
Norske Skogindustrier ASA                              1,031         18,558
Orkla ASA                                              1,692         46,914
Petroleum Geo-Services
   ASA (a)                                               165          8,080
Schibsted ASA                                            500         10,677
Smedvig ASA, Series A                                    300          3,936
Statoil ASA                                            4,858         69,883
Storebrand ASA                                         1,858         14,056
Tandberg ASA                                           1,213         10,985
Telenor ASA                                            6,956         53,142
Tomra Systems ASA                                      1,501          5,683
Yara International ASA (a)                             1,823         19,430
                                                                 ----------
                                                                    418,725
                                                                 ----------
PORTUGAL -- 0.4%
Banco BPI SA                                           2,891         10,858
Banco Comercial Portugues SA                          15,193         33,064
Banco Espirito Santo SA,
  Registered                                             889         14,870
Brisa-Auto Estrada de
  Portugal SA                                          3,050         24,806
Cimpor-Cimentos de
  Portugal, SGPS SA                                    1,787          9,223
Electridade de Portugal SA                            15,268         44,620
Jeronimo Martins SGPS SA (a)                             317          3,576
Portugal Telecom SGPS SA                               7,451         82,190
PT Multimedia-Servicos de
  Telecomunicacoes e
  Multimedia SA                                          397          8,862
Sonae, SGPS SA                                         7,598          8,504
                                                                 ----------
                                                                    240,573
                                                                 ----------
SINGAPORE -- 0.9%
Allgreen Properties, Ltd.                              4,000          2,636
Ascendas Real Estate
  Investment Trust                                     5,000          4,601
Capitaland, Ltd. (d)                                   9,000          9,564
CapitaMall Trust                                       6,600          6,426
Chartered Semiconductor
  Manufacturing, Ltd. (a) (d)                          8,401          5,137
City Developments, Ltd.                                4,487         17,447
ComfortDelGro Corp., Ltd.                             15,000         11,665
Creative Technology, Ltd.                                600          6,625
Datacraft Asia, Ltd. (a) (d)                           3,000          2,145
DBS Group Holdings, Ltd.                              10,000         94,984
Fraser & Neave, Ltd.                                   1,082          8,928
Haw Par Corp., Ltd.                                      746          2,197
Jardine Cycle & Carriage, Ltd.                           564          2,762
Keppel Corp., Ltd.                                     4,356         20,429
Keppel Land, Ltd.                                      4,000          4,512
Neptune Orient Lines, Ltd. (d)                         9,000         15,067
Oversea-Chinese Banking
  Corp., Ltd.                                          9,365         77,833
Overseas Union
  Enterprise, Ltd.                                        69            299
Parkway Holdings, Ltd.                                 7,063          5,577
SembCorp Industries, Ltd.                              8,000          6,981
SembCorp Logistics, Ltd. (d)                           3,000          4,043
SembCorp Marine, Ltd.                                  5,000          3,087
Singapore Airlines, Ltd.                               4,394         28,432
Singapore Exchange, Ltd.                               6,000          6,304
Singapore Land, Ltd.                                   1,000          2,707
Singapore Post, Ltd.                                  11,000          5,224
Singapore Press Holdings, Ltd.                        14,085         39,634
Singapore Technologies
  Engineering, Ltd.                                   12,000         14,960

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                   MARKET
                                                      SHARES       VALUE
                                                      ------     ----------
SINGAPORE -- (CONTINUED)
Singapore
  Telecommunications, Ltd.                            50,700     $   70,429
SMRT Corp., Ltd.                                       6,000          2,582
ST Assembly Test
  Services, Ltd. (a) (d)                               9,000          5,557
United Overseas Bank, Ltd.                            10,251         83,371
United Overseas Land, Ltd.                             3,327          4,325
Venture Corp.                                          2,000         19,590
Wing Tai Holdings, Ltd.                                5,833          3,134
                                                                 ----------
                                                                    599,194
                                                                 ----------
SPAIN -- 3.5%
Abertis Infraestructuras SA (d)                        2,177         40,691
Acciona SA                                               309         19,809
Acerinox, SA                                           1,552         21,462
ACS SA                                                 2,268         41,377
Altadis SA, Series A                                   2,426         82,665
Amadeus Global Travel
  Distribution SA, Series A (d)                        2,718         21,531
Antena 3 Television (a)                                  175         10,429
Banco Bilbao Vizcaya
  Argentaria SA (d)                                   28,247        389,218
Banco Popular Espanol SA (d)                           1,399         77,839
Banco Santander Central
  Hispano SA (d)                                      37,632        367,842
Corporacion Mapfre SA                                    828          9,731
Endesa SA (d)                                          8,363        159,436
Fomento de Construcciones
  y Contratas SA                                         381         14,162
Gamesa Corporacion
  Tecnologica, SA                                      1,119         16,435
Gas Natural SDG SA (d)                                 1,330         32,914
Grupo Ferrovial SA (d)                                   532         23,784
Iberdrola SA                                           6,727        139,707
Iberia Lineas Aereas de
  Espana SA (d)                                        3,519          9,759
Indra Sistemas SA                                      1,359         18,117
Industria de Diseno
  Textil SA (d)                                        1,858         45,981
Metrovacesa SA (d)                                       369         15,111
Metrovacesa SA New                                        17            696
NH Hoteles SA (d)                                        645          7,155
Promotora de
  Informaciones SA (d)                                   590         10,896
Repsol YPF SA                                          8,035        176,664
Sacyr Vallehermoso SA                                    932         13,213
Sacyr Vallehermoso SA New                                 18            255
Sociedad General de Aguas
  de Barcelona SA (d)                                    450          7,919
Sogecable SA (a) (d)                                     386         15,553
Telefonica Publicidad e
  Informacion SA                                       1,278          8,948
Telefonica SA                                         39,103        585,973
Union Electrica Fenosa SA (d)                          1,814         41,260
Zeltia SA (a) (d)                                      1,161          8,013
                                                                 ----------
                                                                  2,434,545
                                                                 ----------
SWEDEN -- 2.5%
Alfa Laval AB                                            844         12,288
Assa Abloy AB, Series B (d)                            2,716         34,041
Atlas Copco AB, Series A (d)                             885         34,036
Atlas Copco AB, Series B                                 700         24,662
Axfood AB                                                165          4,465
Billerud Aktiebolag (d)                                  411          6,351
Capio AB (a)                                             751          7,117
Castellum AB                                             281          8,144
D. Carnegie & Co., AB                                    580          5,736
Electrolux AB                                          2,505         45,761
Elekta AB (a)                                            291          7,075
Eniro AB                                               1,353         11,708
Gambro AB, Series A                                    1,700         19,497
Gambro AB, Series B                                      600          6,737
Getinge AB                                             1,254         15,243
Hennes & Mauritz AB
  (H&M), Series B                                      4,085        112,498
Hoganas AB, Series B                                     207          4,791
Holmen AB, Series B                                      500         14,765
Lundin Petroleum AB (a)                                1,658          9,770
Modern Times Group MTG AB (a)                            375          7,005
Nordea AB                                             19,150        156,504
OMHEX AB (a)                                             700          8,317
Sandvik AB (d)                                         1,900         65,634
SAS AB (a) (d)                                           530          3,931
Scania AB                                                900         30,472
Securitas AB, Series B (d)                             2,716         36,186
Skandia Forsakrings AB                                 8,878         35,119
Skandinaviska Enskilda
  Banken (SEB), Series A                               4,154         64,189
Skanska AB                                             3,400         35,375
SKF AB, Series B                                         767         29,129
SSAB Svenskt Stal AB, Series A                           400          7,582
SSAB Svenskt Stal AB, Series B                           200          3,667
Svenska Cellulosa AB

  (SCA), Series B                                      1,733         67,363
Svenska Handelsbanken AB,
  Series A                                             4,751         99,516
Swedish Match AB (d)                                   3,205         33,897
Tele2 AB, Series B (d)                                   889         33,091
Telefonaktiebolaget LM
  Ericsson (a)                                       129,192        401,036
TeliaSonera AB                                        16,386         79,674
Trelleborg AB, Series B                                  500          7,417
Volvo AB, Series A                                     1,000         33,995
Volvo AB, Series B (d)                                 1,885         66,540
Wihlborgs Fastigheter AB (d)                             748         11,764
WM-Data AB, Series B                                   2,000          3,571
                                                                 ----------
                                                                  1,705,659
                                                                 ----------
SWITZERLAND -- 6.9%
ABB, Ltd. (a)                                         16,475        100,823
Adecco SA (a)                                          1,163         57,909
Ciba Specialty Chemicals AG                              580         36,193
Clariant AG                                            1,927         23,137
Compagnie Financiere
  Richemont AG (a)                                     4,611        127,944
Credit Suisse Group (a)                                9,952        318,506
Geberit AG                                                29         22,592
Givaudan SA (d)                                           61         37,183
Holcim, Ltd. (d)                                       1,625         85,938
Kudelski SA (a) (d)                                      275          7,840

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                       MARKET
                                          SHARES       VALUE
                                          ------     ----------
SWITZERLAND -- (CONTINUED)
Kuoni Reisen Holding AG, Series B             25     $    9,276
Logitech International SA(a)                 353         17,152
Lonza Group AG                               308         13,963
Micronas Semiconductor
  Holding AG (a)                             313         13,323
Nestle SA                                  3,552        815,863
Nobel Biocare Holding AG                     218         33,922
Novartis AG                               20,961        979,746
Phonak Holding AG (d)                        416         13,381
Rieter Holding AG                             45         12,215
Roche Holding AG (d)                       6,186        640,882
Serono SA                                     54         33,437
SGS Societe Generale de
  Surveillance Holding SA                     35         19,255
Straumann Holding AG                          77         16,388
Sulzer AG                                     29          8,711
Swatch Group AG,
  Registered                                 283         38,297
Swatch Group AG, Series B                    461         12,718
Swiss Reinsurance Co.                      2,831        163,360
Swisscom AG                                  234         81,373
Syngenta AG                                  946         90,410
Synthes, Inc.                                390         42,597
UBS AG (d)                                 9,413        664,500
Unaxis Holding AG                            117         10,336
Valora Holding AG                             34          7,154
Zurich Financial Services AG               1,265        180,838
                                                     ----------
                                                      4,737,162
                                                     ----------
UNITED KINGDOM -- 24.9%
3i Group PLC                               5,449         54,851
Aegis Group PLC                            8,948         15,688
Aggreko PLC                                2,059          5,317
Alliance Unichem PLC                       1,897         22,911
AMEC PLC                                   2,420         13,912
Amvescap PLC                               6,540         35,405
ARM Holdings PLC                           7,769         11,755
Arriva PLC                                 1,660         13,386
Associates British Ports
  Holdings PLC                             2,535         20,258
AstraZeneca Group PLC                     14,475        594,113
Aviva PLC                                 19,314        191,619
BAA PLC                                    9,414         94,422
BAE Systems PLC                           26,823        109,242
Balfour Beatty PLC                         3,378         17,048
Barclays PLC                              55,324        531,339
Barratt Developments PLC                   1,841         18,882
BBA Group PLC                              3,401         16,486
Bellway PLC                                  963         12,739
Berkeley Group PLC                           925         21,254
BG Group PLC                              30,235        203,267
BHP Billiton PLC                          21,162        222,992
BOC Group PLC                              4,395         70,403
Boots Group PLC                            6,369         74,095
BP PLC (c)                               188,192      1,798,895
BPB PLC                                    3,882         30,108
Brambles Industries PLC                    5,606         26,082
British Airways PLC (a)                    4,154         15,619
British America Tobacco PLC               13,289        192,889
British Land Co. PLC                       4,325         58,310
British Sky Broadcasting PLC              10,785         93,662
BT Group PLC                              73,435        239,196
Bunzl PLC                                  3,620         27,305
Cable & Wireless PLC                      19,144         33,910
Cadbury Schweppes PLC                     17,622        135,714
Capita Group PLC                           6,539         38,984
Carnival PLC                               1,484         73,064
Cattles PLC                                2,458         14,710
Centrica PLC                              36,402        165,570
Close Brothers Group PLC                   1,076         13,503
Cobham PLC                                   860         20,758
Compass Group PLC                         18,498         73,912
Cookson Group PLC (a)                     16,253          8,836
Corus Group PLC (a)                       36,263         33,513
Daily Mail & General Trust                 2,991         38,943
Davis Service Group PLC                    1,623         10,882
De La Rue PLC                              1,472          8,302
Diageo PLC                                26,462        330,867
Dixons Group PLC                          17,345         53,668
Eircom Group PLC (a)                       4,059          7,673
Electrocomponents PLC                      3,378         19,037
EMAP PLC                                   2,499         34,099
EMI Group PLC                              7,716         30,866
Enterprise Inns PLC                        3,391         35,026
Exel PLC                                   2,910         36,069
FirstGroup PLC                             3,346         17,796
FKI PLC                                    4,708         10,238
Friends Provident PLC                     15,909         40,144
George Wimpey PLC                          2,961         21,570
GKN PLC                                    5,737         22,325
GlaxoSmithKline PLC (e)                   50,985      1,100,364
Great Portland Estates PLC                 1,052          5,376
Group 4 Securicor PLC (a)                  9,274         19,494
GUS PLC                                    8,670        141,398
Hammerson PLC                              2,165         28,404
Hanson PLC                                 5,921         43,883
Hays PLC                                  16,161         38,876
HBOS PLC                                  33,607        454,308
Hilton Group PLC                          13,833         69,372
HMV Group PLC                              3,349         13,852
HSBC Holdings PLC (c)                     94,989      1,509,576
ICAP PLC                                   4,187         16,692
IMI PLC                                    2,689         17,347
Imperial Chemical
  Industries PLC                           9,506         36,346
Imperial Tobacco Group PLC                 6,233        135,990
Inchcape PLC                                 677         19,126
Intercontinental Hotels Group PLC          5,956         67,833
International Power PLC (a)               13,336         34,981
Intertek Group PLC                         1,331         14,471
Invensys PLC (a)                          65,649         13,383
ITV PLC                                   36,322         70,920
J Sainsbury PLC                           11,034         50,937
Johnson Matthey PLC                        2,156         37,311
Kelda Group PLC                            2,968         28,801
Kesa Electricals PLC                       4,112         21,087
Kidde PLC                                  6,723         15,046
Kingfisher PLC                            20,442        114,185
Land Securities Group PLC                  4,043         85,938
Legal & General Group PLC                 57,179        102,837

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                                      MARKET
                                       SHARES          VALUE
                                     ----------     -----------
UNITED KINGDOM -- (CONTINUED)
Liberty International PLC                 1,888     $    28,294
Lloyds TSB Group PLC                     48,403         378,473
LogicaCMG PLC                             7,997          25,106
London Stock Exchange PLC                 2,289          14,310
Man Group PLC                             2,268          48,866
Marconi Corp. PLC (a)                     1,808          19,035
Marks & Spencer Group PLC                19,313         120,040
Meggitt PLC                               3,574          15,803
MFI Furniture Group PLC                   4,959           9,480
Misys PLC                                 4,515          16,036
Mitchells & Butlers PLC                   4,013          19,798
National Express Group PLC                1,207          14,873
National Grid Transco PLC                26,332         222,477
Next PLC                                  2,157          63,829
Novar PLC                                 3,484           7,323
Pearson PLC                               6,997          74,934
Peninsular & Oriental
  Steam Navigation Co.                    5,734          27,327
Persimmon PLC                             2,099          25,161
Pilkington PLC                            8,522          13,976
Premier Farnell PLC                       3,169          11,097
Provident Financial PLC                   1,977          20,188
Prudential PLC                           17,159         140,078
Punch Taverns PLC                         2,251          20,558
Rank Group PLC                            5,839          29,573
Reckitt Benckiser PLC                     5,105         125,255
Reed Elsevier PLC                        11,005          96,719
Rentokil Initial PLC                     14,547          39,673
Reuters Group PLC                        12,644          71,371
Rexam PLC                                 4,348          33,368
Rio Tinto PLC                             9,119         245,555
RMC Group PLC                             2,404          37,007
Rolls-Royce Group PLC                    14,683          67,382
Royal & Sun Alliance
  Insurance Group PLC                    27,983          36,256
Royal Bank of Scotland
  Group PLC                              25,726         744,025
SABMiller PLC                             7,040          93,064
Sage Group PLC                           11,895          34,973
Schroders PLC                             1,006          11,293
Scottish & Newcastle PLC                  6,460          44,191
Scottish & Southern
  Energy PLC                              7,539         106,422
Scottish Power PLC                       15,922         121,901
Serco Group PLC                           3,519          13,710
Severn Trent PLC                          3,079          48,988
Shell Transport & Trading
  Co. PLC                                83,400         612,829
Signet Group PLC                         13,573          28,162
Slough Estates PLC                        3,269          27,590
Smith & Nephew PLC                        8,231          75,770
Smiths Group PLC                          4,960          66,691
SSL International PLC                     1,537           7,715
Stagecoach Group PLC                      6,770          11,194
Tate & Lyle PLC                           3,133          21,914
Taylor Woodrow PLC                        6,023          28,732
Tesco PLC                                66,234         342,364
TI Automotive, Ltd., Class A (a)          4,947               0
Tomkins PLC                               7,566          36,332
Trinity Mirror PLC                        2,724          32,480
Unilever PLC                             23,619         192,493
United Business Media PLC                 2,602          22,008
United Utilities PLC                      4,471          45,006
United Utilities PLC, Class A             2,500          16,626
Vodafone Group PLC (e)                  578,846       1,387,206
Whitbread PLC                             2,358          35,209
William Hill PLC                          4,116          39,792
Wolseley PLC                              5,079          86,836
WPP Group PLC                             9,778          91,163
Yell Group PLC                            6,782          43,321
                                                    -----------
                                                     17,080,784
                                                    -----------
TOTAL COMMON STOCKS
(Cost $54,622,609)                                   65,920,920
                                                    -----------
PREFERRED STOCKS -- 0.5%
AUSTRALIA -- 0.3%
News Corp., Ltd.                         22,024         174,408
                                                    -----------
GERMANY-- 0.2%
Fresenius Medical Care AG                   202          11,015
Henkel KGAA                                 548          40,324
Porsche AG                                   66          42,941
ProSieben Sat.1 Media AG                    673          12,420
RWE AG                                      301          12,192
Volkswagen AG                             1,100          29,972
                                                    -----------
                                                        148,864
                                                    -----------
NEW ZEALAND -- 0.0%
Tenon, Ltd.                                 366             511
                                                    -----------
SWITZERLAND -- 0.0%
Schindler Holding AG                         60          17,106
                                                    -----------
TOTAL PREFERRED STOCKS
(Cost $295,499)                                         340,889
                                                    -----------
RIGHTS -- 0.0%
BELGIUM -- 0.0%
Colruyt SA(a)
(Cost $0)                                   150             199
                                                    -----------
WARRANTS -- 0.0%
HONG KONG -- 0.0%
Kingboard Chemical
  Holdings, Ltd. (a)
(Cost $0)                                   400               0
                                                    -----------
SHORT TERM INVESTMENTS -- 28.8%
UNITED STATES -- 28.8%
AIM Short Term Investment
  Prime Portfolio (c)                   932,105     $   932,105
AIM Treasury Fund (c)                   760,401         760,401
Federated Money Market
  Obligations Trust (c)                 571,384         571,384
State Street Navigator
  Securities Lending Prime
  Portfolio (b) (g)                  17,497,873      17,497,873
                                                    -----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

                                  MARKET
                                  VALUE
                               ------------
TOTAL SHORT TERM INVESTMENTS
(Cost $19,761,763)             $ 19,761,763
                               ------------
TOTAL INVESTMENTS -- 125.3%
(Cost $74,679,871) (f) (h) (i)   86,023,771
                               ------------
LIABILITIES IN EXCESS
OF OTHER ASSETS-- (25.3)%       (17,364,400)
                               ------------
NET ASSETS-- 100.0%            $ 68,659,371
                               ============

(a)   Non-income producing security.

(b) Security represents investment made with cash collateral from securities loaned.

(c) All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(d)   All or a portion of these securities were on loan at September 30, 2004.

(e) All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at September 30, 2004 was $12,218,016 and $874,116, respectively, resulting in net unrealized appreciation of investments of $11,343,900.

(g)   Affiliated Issuer. See table below for more information.

                                       Number of      Shares Purchased          Shares Sold         Number of     Income Earned
              Security                Shares held    For the Nine months    For the Nine months    Shares held   For the Nine Months
             Description              at 12/31/03      Ended 09/30/04          Ended 09/30/04      at 09/30/04    Ended 09/30/04
---------------------------------     -----------    -------------------    -------------------   ------------   ---------------
State Street Navigator Securities
Lending Prime Portfolio                18,284,032        37,687,571              38,473,730        17,497,873    $        96,771

(h) Includes $16,848,206 of investments in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $17,497,873. In addition, the custodian held securities having an aggregate value of $149,854 as collateral for portfolio securities loaned, as follows:

   Principal                                   Maturity   Interest
    Amount                                      Dates      Rates       Value
--------------   ---------------------------   --------   --------   ---------
$        1,549   U.S. Treasury Bond            05/15/30     6.250%   $   1,875
                 U.S. Treasury Bond
            46   Stripped Principle            11/15/18     9.000           23
                 U.S. Treasury Bond
        13,391   Stripped Principle            11/15/21     8.000        5,620
                 U.S. Treasury Bond
        11,341   Stripped Principle            08/15/25     6.875        3,862
E       11,616   Federal Republic of Germany   01/05/06     6.000       15,731
        21,296   Federal Republic of Germany   02/15/08     4.250       28,266
        13,164   Federal Republic of Germany   01/04/11     5.250       18,559
         5,034   Federal Republic of Germany   07/04/11     5.000        6,842
        24,974   Federal Republic of Germany   01/04/12     5.000       34,731
         5,808   Federal Republic of Germany   07/04/14     4.250        7,446
        17,036   Federal Republic of Germany   01/04/24     6.250       26,899
                                                                     ---------
                                                                     $ 149,854
                                                                     ---------

(i) Security Valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) IDC (International Data Corporation) spot rate. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

Abbreviations
ADR - American Depository Receipts
NPV- No Par Value
NV- Non-voting

                                                      UNREALIZED
                                     NUMBER OF       APPRECIATION/
                                     CONTRACTS       (DEPRECIATION)
                                     ---------       -------------
SCHEDULE OF FUTURES
  CONTRACTS (LONG)
SPI 200 Index Futures
  Expiration date 12/2004                4           $       4,463
DAX Index Futures
  Expiration date 12/2004                1                    (133)
CAC 40 Euro Futures
  Expiration date 12/2004                5                     (47)
Hang Seng Index Futures
  Expiration date 12/2004                2                  (1,113)
TOPIX Index Futures
  Expiration date 12/2004                5                 (17,784)
Financial Times Stock Exchange
  100 Index Futures
  Expiration date 12/2004                5                   1,654
MIB 30 Index Futures
  Expiration date 12/2004                3                     (58)
                                                     -------------
Net unrealized depreciation on
open futures contracts purchased                     $     (13,018)
                                                     =============

INDUSTRY CONCENTRATION AS A PERCENTAGE
  OF NET ASSETS:

Financials                                              25.6%
Consumer Discretionary                                  13.4%
Industrials                                              9.4%
Energy                                                   8.4%
Health Care                                              8.3%
Telecommunication Services                               7.6%
Consumer Staples                                         7.3%
Materials                                                6.8%
Information Technology                                   5.0%
Utilities                                                4.7%
Cash, receivables, and other
  assets, less liabilities                               3.5%
                                                       -----
                                                       100.0%
                                                       -----

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)

OPEN FORWARD FOREIGN CURRENCY                USD FACE            USD CURRENT              UNREALIZED
PURCHASE CONTRACTS                             VALUE                VALUE            GAIN           LOSS
----------------------------------          -----------          -----------        -------       --------
Australian Dollar
Local Contract amount - 339,000             $   243,043          $   244,223        $ 1,180       $      -
Settlement Date - 11/24/04

Euro Dollar
Local Contract amount - 633,000                 779,540              785,786          6,246              -
Settlement Date - 11/24/04

Euro Dollar
Local Contract amount - 47,000                   56,757               58,344          1,587
Settlement Date - 11/24/04

Pound Sterling
Local Contract amount - 208,000                 375,962              374,740              -          1,222
Settlement Date - 11/24/04

Pound Sterling
Local Contract amount - 12,000                   21,380               21,619            239
Settlement Date - 11/24/04

Hong Kong Dollar
Local Contract amount - 1,233,000               158,471              158,336              -            135
Settlement Date - 11/24/04

Japanese Yen
Local Contract amount - 32,900,000              302,309              299,448              -          2,861
Settlement Date - 11/24/04

Japanese Yen
Local Contract amount - 23,500,000              215,561              213,892              -          1,669
Settlement Date - 11/24/04

Total Open Forward
Foreign Currency

Purchase Contracts                          $ 2,153,023          $ 2,156,388        $ 9,252       $  5,887

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER                                                                INTEREST      MATURITY      PRINCIPAL
AND TITLE OF ISSUE                                                              RATE          DATE          AMOUNT          VALUE
---------------------------------------------------------------------------   --------      --------     -----------     -----------
COMMERCIAL PAPER-- 23.11%
ABCP CREDIT ARBITRAGE -- 12.19%
  Giro Funding U.S. Corp.                                                        1.660%     11/15/04     $15,000,000     $14,968,875
  Grampian Funding Ltd.                                                          1.660%     11/16/04      15,000,000      14,968,183
                                                                                                                         -----------
                                                                                                                          29,937,058
BANK FOREIGN -- 4.05%
  Alliance & Leicester Plc                                                       1.860%     01/27/05      10,000,000       9,939,033
                                                                                                                         -----------

FINANCE NON-CAPTIVE CONSUMER -- 6.87%
  General Electric Capital Corp.                                                 1.850%     02/11/05      10,000,000       9,931,653
  General Electric Capital Corp.                                                 1.990%     03/09/05       7,000,000       6,938,476
                                                                                                                         -----------
                                                                                                                          16,870,129

TOTAL COMMERCIAL PAPER (cost - $56,746,220)                                                                               56,746,220

EURO CERTIFICATES OF DEPOSIT-- 12.22%
BANK FOREIGN -- 12.22%
  HBOS Treasury Services Plc                                                     1.660%     11/19/04      15,000,000      15,000,000
  UniCredito Italiano SpA                                                        1.680%     11/19/04      15,000,000      15,000,000
                                                                                                                         -----------
TOTAL EURO CERTIFICATES OF DEPOSIT (cost - $30,000,000)                                                                   30,000,000

YANKEE CERTIFICATES OF DEPOSIT-- 10.18%
BANK FOREIGN -- 10.18%
  Societe Generale                                                               1.820%     01/19/05      15,000,000      15,000,000
  UBS AG                                                                         1.950%     02/17/05      10,000,000      10,000,000
                                                                                                                         -----------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (cost - $25,000,000)                                                                 25,000,000

BANK NOTES-- 6.11%
BANK DOMESTIC -- 6.11%
  U.S. Bank NA                                                                   1.920%     02/10/05      15,000,000      15,000,000
                                                                                                                         -----------
TOTAL BANK NOTES (cost - $15,000,000)                                                                                     15,000,000

MEDIUM TERM NOTES-- 11.45%
FINANCE CAPTIVE CONSUMER -- 5.34%
  American Honda Finance Corp. (a)                                               2.010%     12/09/04      13,100,000      13,104,665
FINANCE NON-CAPTIVE CONSUMER -- 6.11%
  American Express Credit Corp. (a)                                              1.911%     04/18/05      15,000,000      15,010,776
                                                                                                                         -----------
TOTAL MEDIUM TERM NOTES (cost - $28,115,441)                                                                              28,115,441

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 10.15%
  Federal National Mortgage Association (a)                                      1.760%     09/09/05      15,000,000      14,993,640
  Federal National Mortgage Association Discount Notes                           1.830%     02/16/05      10,000,000       9,929,850
                                                                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost - $24,923,490)                                                             24,923,490

REPURCHASE AGREEMENTS -- 26.74%
  ABN AMRO Bank N.V. dated 09/30/04 (collateralized by
   Federal National Mortgage Association Discount Notes, 0.0% due
   11/24/04 valued at $40,800,438); proceeds
   $40,002,083                                                                   1.875%     10/01/04      40,000,000      40,000,000
  Merrill Lynch Tri Party Repo dated 09/30/04 (collateralized by various U.S.
   Government Obligations, 4.000%-16.250% due 10/01/04-10/01/34 valued at
   $26,187,116); proceeds $25,674,355                                            1.900%     10/01/04      25,673,000      25,673,000
                                                                                                                         -----------
TOTAL REPURCHASE AGREEMENTS (cost - $65,673,000)                                                                          65,673,000
                                                                                                                         -----------

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

NAME OF ISSUER
AND TITLE OF ISSUE                                                             VALUE
-------------------                                                        -------------
TOTAL INVESTMENTS (COST - $245,458,151 WHICH APPROXIMATES
  COST FOR FEDERAL INCOME TAX PURPOSES)-- 99.96%                           $ 245,458,151
OTHER ASSETS LESS LIABILITIES -- 0.04%                                           104,103
                                                                           -------------
NET ASSETS-- 100.00%                                                       $ 245,562,254
                                                                           =============

(a) Floating Rate Note - Interest rate shown is rate in effect at September 30, 2004.

Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET MASTER FUNDS

By:   /s/ Donald A. Gignac
      ----------------------------------
      Donald A. Gignac
      President

By:   /s/ Karen D. Gillogly
      ----------------------------------
      Karen D. Gillogly
      Treasurer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Donald A. Gignac
      ----------------------------------
      Donald A. Gignac
      President

By:   /s/ Karen D. Gillogly
      ----------------------------------
      Karen D. Gillogly
      Treasurer

Date: November 24, 2004